    As filed with the Securities and Exchange Commission on April 10, 2002.

                                                             File No. 33-61267
                                                                     811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 9
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

    A.         Exact name of trust:  Separate Account VL I

    B.         Name of depositor:  Hartford Life and Annuity Insurance Company

    C.         Complete address of depositor's principal executive offices:

               P.O. Box 2999
               Hartford, CT 06104-2999

    D.         Name and complete address of agent for service:

               Marianne O'Doherty
               Hartford Life and Annuity Insurance Company
               P.O. Box 2999
               Hartford, CT  06104-2999

           It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
          ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ___  on ____________ pursuant to paragraph (a)(1) of Rule 485
          ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

    F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

    G.         Amount of filing fee:  Not applicable.

    H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life insurance policy. Please read it carefully.

Stag Variable Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:



                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS
                                                              Fund, Inc.
  Hartford Global Advisers Fund Sub-Account                   Class IA of Hartford Global Advisers HLS
                                                              Fund, Inc.
  Hartford Global Leaders Fund Sub-Account                    Class IA of Hartford Global Leaders HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account                 Class IA of Hartford Global Technology HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS
                                                              Fund, Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account              Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account               Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Putnam VT The George Putnam Fund of Boston Sub-Account  Class IA of Putnam VT The George Putnam Fund of
                                                          Boston of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account      Class IA of Putnam VT Global Asset Allocation Fund
                                                          of Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                Class IA of Putnam VT Global Growth Fund of Putnam
                                                          Variable Trust
  Putnam VT Growth and Income Fund Sub-Account            Class IA of Putnam VT Growth and Income Fund of
                                                          Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account              Class IA of Putnam VT Health Sciences Fund of Putnam
                                                          Variable Trust
  Putnam VT High Yield Fund Sub-Account                   Class IA of Putnam VT High Yield Fund of Putnam
                                                          Variable Trust
  Putnam VT Income Fund Sub-Account                       Class IA of Putnam VT Income Fund of Putnam Variable
                                                          Trust
  Putnam VT International Growth Fund Sub-Account         Class IA of Putnam VT International Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-     Class IA of Putnam VT International Growth and
  Account                                                 Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-     Class IA of Putnam VT International New
  Account                                                 Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                    Class IA of Putnam VT Investors Fund of Putnam
                                                          Variable Trust
  Putnam VT Money Market Fund Sub-Account                 Class IA of Putnam VT Money Market Fund of Putnam
                                                          Variable Trust
  Putnam VT New Opportunities Fund Sub-Account            Class IA of Putnam VT New Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                    Class IA of Putnam VT New Value Fund of Putnam
                                                          Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account        Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account  Class IA of Putnam VT Utilities Growth and Income
                                                          Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                        Class IA of Putnam VT Vista Fund of Putnam Variable
                                                          Trust
  Putnam VT Voyager Fund Sub-Account                      Class IA of Putnam VT Voyager Fund of Putnam
                                                          Variable Trust
  Fidelity VIP II Asset Manager-SM- Portfolio             Initial Class of Fidelity VIP II Asset Manager
  Sub-Account                                             Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account        Initial Class of Fidelity VIP Equity-Income
                                                          Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account             Initial Class of Fidelity VIP Overseas Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      16
----------------------------------------------------------------------
PREMIUMS                                                         20
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 21
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
TAXES                                                            25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        29
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              30
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, Guarantee Periods, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the sum of the scheduled premiums paid.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEE PERIOD OPTIONS -- You have the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the death benefit will be no less than the initial Face Amount and the policy will not lapse as long as certain scheduled premiums are paid or provided for by favorable investment experience.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a schedule of premiums when you purchase the policy. You may change your scheduled premiums, or pay additional premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may apply the Cash Surrender Value to a continuation option as extended term insurance or paid-up insurance. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges, or if you do not pay your scheduled premium. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- After the Guarantee Period, partial withdrawals are allowed. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE             WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Front-end sales load   When you pay premium.             Policy Year      Percentage                   All
                                                              1               50%
                                                            2-10              11%
                                                             11+              3%
Premium Related Tax    When you pay premium.           A percent of premium which                      All
Charge                                                 varies by your state and
                                                       municipality of residence. The
                                                       range of premium tax charge is
                                                       generally between 0% and 4%.
                                                       This rate will change if your
                                                       state or municipality changes
                                                       its premium tax charges. It may
                                                       change if you change your state
                                                       or municipality of residence.
                                                       The amount of the surrender
                                                       charge in the first policy year
                                                       is established by Hartford based
Surrender Charges      When you surrender your policy  on the premiums paid during the    Policies surrendered during the first
                       or if your policy lapses.       first policy year and the length   nine policy years, or if the policy
                                                       of the Guarantee Period. Subject   lapses.
                                                       to certain limits imposed by
                                                       state insurance laws, the
                                                       surrender charge decreases by an
                                                       equal amount each policy year
                                                       until it reaches zero during the
                                                       tenth policy year.
Face Amount Increase   On the first Monthly Activity   $100                               Policies where the owner has made an
Fee                    Date on or after the effective                                     increase in the Face Amount.
                       date of the Face Amount
                       increase.
Transfer Fees          When you make a transfer after  $25 per transfer.                  Those policies with more than one
                       the first transfer in any                                          transfer per month.
                       month.
Withdrawal Charge      When you take a withdrawal.     $50 per withdrawal.                Those policies where the owner has
                                                                                          made a withdrawal.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  The charge is the maximum cost                  All
Charges                                           of insurance rate times the net
                                                  amount at risk. Maximum cost of
                                                  insurance rates are
                                                  individualized, depending on the
                                                  insured's issue age, sex,
                                                  insurance class, substandard
                                                  ratings, and age of the policy.
Mortality and Expense   Monthly.                  For policy years 1 through 20,                  All
Risk Charge                                       the charge ranges from 1.40%
                                                  annually for a policy with a
                                                  one-year Guarantee Period, and
                                                  decreases as the length of the
                                                  Guarantee Period increases, to
                                                  .60% on a policy with a ten-year
                                                  Guarantee Period. After policy
                                                  year 20, the charge for all
                                                  policies is expected to equal
                                                  .60% annually. However, Hartford
                                                  reserves the right to continue
                                                  the charge at the level in
                                                  effect during policy years 1
                                                  through 20, except for policies
                                                  with a one year Guarantee
                                                  Period, for which Hartford
                                                  reserves the right to charge a
                                                  mortality and expense risk rate
                                                  of .90%.
Administrative Charge   Monthly.                  $8.33 during the Guarantee                      All
                                                  Period.
                                                  $12 after the Guarantee Period.
Issue Charge            Monthly.                  $8.33, plus an amount that                      All
                                                  varies by the insured's issue
                                                  age and the initial Face Amount.
Special Class Charge    Monthly.                  Individualized based on the        Only those Policies with benefits
                                                  insured's special insurance        rated for a special class.
                                                  class rating.
Rider Charges           Monthly.                  Individualized based on optional   Only those policies with benefits
                                                  rider selected.                    provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2001. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


ANNUAL FUND OPERATING EXPENSES


                                                                                12B-1
                                                                             DISTRIBUTION                TOTAL FUND
                                                              MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                                 FEES            FEES         EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                               0.66%           0.25%          0.04%       0.95%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                 0.80%           0.25%          0.03%       1.08%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                      0.37%           0.25%          0.01%       0.63%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                               0.33%           0.25%          0.02%       0.60%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%            N/A           0.03%       0.66%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.48%            N/A           0.03%       0.51%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          0.63%            N/A           0.05%       0.68%
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                           0.65%            N/A           0.03%       0.68%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                               0.76%            N/A           0.10%       0.86%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.74%            N/A           0.07%       0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                             0.85%            N/A           0.04%       0.89%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                             0.75%            N/A           0.04%       0.79%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%            N/A           0.03%       0.43%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                   0.70%            N/A           0.11%       0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                        0.67%            N/A           0.03%       0.70%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%            N/A           0.03%       0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                           0.45%            N/A           0.03%       0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                 0.72%            N/A           0.04%       0.76%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         0.46%            N/A           0.03%       0.49%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                              0.80%            N/A           0.33%       1.13%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                               0.68%            N/A           0.11%       0.79%
-------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                      0.65%            N/A           0.11%       0.76%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                          0.67%            N/A           0.17%       0.84%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                    0.71%            N/A           0.11%       0.82%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                0.46%            N/A           0.05%       0.51%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                  0.70%            N/A           0.09%       0.79%
-------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                       0.67%            N/A           0.09%       0.76%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                           0.60%            N/A           0.08%       0.68%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                             0.76%            N/A           0.18%       0.94%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                  0.80%            N/A           0.18%       0.98%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                  1.00%            N/A           0.24%       1.24%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                        0.60%            N/A           0.06%       0.66%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                     0.40%            N/A           0.05%       0.45%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                0.54%            N/A           0.05%       0.59%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                        0.70%            N/A           0.09%       0.79%
-------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                12B-1
                                                                             DISTRIBUTION                TOTAL FUND
                                                              MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                                 FEES            FEES         EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%            N/A           0.15%       0.85%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                      0.66%            N/A           0.07%       0.73%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                            0.61%            N/A           0.06%       0.67%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                          0.53%            N/A           0.04%       0.57%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager-SM- Portfolio                     0.53%            N/A           0.11%       0.64%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1)                        0.48%            N/A           0.10%       0.58%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                             0.73%            N/A           0.19%       0.92%
-------------------------------------------------------------------------------------------------------------------



(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.            9/26/01        A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01       AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on June 8, 1995 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 85% of its net assets in common stocks of Asian or Pacific Basin companies.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S. corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.



PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.


FIDELITY VIP II ASSET MANAGER-SM- PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.


FMR normally invests at least 30% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.


FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the level of scheduled premiums;

- the length of the Guarantee Period; and

- the amount of any unscheduled premiums paid.

The maximum front-end sales load is:

- 50% in the first policy year;

- 11% in policy years 2 through 10;

- 3% in policy years 11 and on.

For all Guarantee Periods, the maximum amount of premiums paid in any policy year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first policy year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy. Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a one year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the charges for additional benefits provided by rider, if any;

- the charges for "special" insurance class rating, if any;

- the monthly administrative fee; and

- the mortality and expense risk charge

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the amount at risk; divided by

- $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SPECIAL CLASS CHARGE -- A charge for a special insurance class rating of an insured may be made, if applicable, against the Account Value. This charge compensates Hartford for the additional mortality risk associated with individuals in such special classes.

MONTHLY ADMINISTRATIVE CHARGE AND ISSUE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs. This charge covers average expected cost. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month.

Additionally, we assess a monthly charge in the first policy year to compensate us for the up-front costs of underwriting and issuing a policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by issue age and the policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample issue ages are summarized in the following chart:

                                                                 MAXIMUM
        ISSUE                                                    MONTHLY
         AGE            MONTHLY FIRST POLICY YEAR ISSUE CHARGE   AMOUNT
-------------------------------------------------------------------------
          25            $8.33 plus $.0333 per $1,000 of IFA*      $50.00
-------------------------------------------------------------------------
          35            $8.33 plus $.0375 per $1,000 of IFA       $54.17
-------------------------------------------------------------------------
          45            $8.33 plus $.0417 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------
          55            $8.33 plus $.0625 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------
          65            $8.33 plus $.0708 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------

* "IFA" refers to initial Face Amount

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

During the first 20 policy years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For policy years 1 through 20, the mortality and expense risk charge rate ranges from 1.40% annually for a policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a policy with a ten-year Guarantee Period. After policy year 20, the mortality and expense risk charge rate for all policies is expected to equal .60% annually. However, we reserve the right to continue the mortality and expense risk charge rate at the level in effect during policy years 1 through 20, except for policies with a one year Guarantee Period, for which we reserve the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if your policy lapses or is surrendered during the first nine policy years. The amount of such surrender charge in the first policy year is established by us based on the premiums paid during the first policy year and the length of the Guarantee Period. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each policy year until it reaches zero during the tenth policy year.

Specifically, the maximum first year surrender charge is equal to the sum of (i) a specified percentage of the scheduled premium up to the Guideline Annual Premium and (ii) 5% of the excess of

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to policies with a ten-year Guarantee Period and decreases as the selected Guarantee Period decreases to 10% for policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods.

The schedule of surrender charges for a policy is set forth in that policy. Additionally, your sales agent, upon request, will provide a schedule of surrender charges which would apply under any given circumstances.

EXAMPLES OF FRONT-END SALES LOADS AND SURRENDER CHARGES

The following is an example of the actual front-end sales loads and surrender charge schedule for a policy with a ten year Guarantee Period. The example uses the same specific information (i.e., issue age, Face Amount, premium level, etc.) as the illustration on page 9 of the Statement of Additional Information.

Death Benefit Option:                         Level
Face Amount:                                  $250,000
Guarantee Period:                             10 years
Charges Assumed:                              Current
Issue Age/Gender/Class:                       45/Male/Preferred Plus
Scheduled Premium:                            $4,000 per year
Guideline Annual Premium:                     $4,819.38
Assumed Gross Annual Investment Return:       0%

The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issuance of the policy assuming a surrender of the policy at the end of the corresponding policy year.

This is:

- the sum of the cumulative front-end sales load, plus

- the actual surrender charge for that policy year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

ADDITIONAL CHARGES/CREDITS IF SURRENDERED -- TEN YEAR GUARANTEE PERIOD

                        CUMULATIVE                                          TOTAL
                        FRONT-END     MAXIMUM    YEAR END    ACTUAL      CUMULATIVE
                          SALES      SURRENDER   ACCOUNT    SURRENDER   SALES LOAD IF
     POLICY YEAR           LOAD       CHARGE      VALUE      CHARGE*    SURRENDERED**
-------------------------------------------------------------------------------------
          1               $2,000      $4,400     $ 1,274     $1,274         $3,274
          2                2,440       3,911       4,172      3,911          6,351
          3                2,880       3,422       6,928      3,422          6,302
          4                3,320       2,933       9,582      2,933          6,253
          5                3,760       2,444      12,157      2,444          6,204
          6                4,200       1,956      14,669      1,956          6,156
          7                4,640       1,467      17,122      1,467          6,107
          8                5,080         978      19,532        978          6,058
          9                5,520         489      21,890        489          6,009
         10                5,960           0      21,187          0          5,960
         11                6,080           0      26,679          0          6,080
-------------------------------------------------------------------------------------

 * The Actual Surrender Charge assessed is the lesser of:

   - The contractual maximum surrender charge, or

   - Account Value at the end of the policy year.

** Assumes a surrender of the policy at the end of that policy year.

An example of the actual front-end sales load and surrender charge schedule for a policy with a one year Guarantee Period is shown below. The example uses the same specific information (i.e., issue age, Face Amount, premium level) as the illustration on page 9 of the Statement of Additional Information.

Death Benefit Option:                                      Level
Face Amount:                                               $250,000
Guarantee Period:                                          1 Year
Charges Assumed:                                           Current
Issue Age/Gender/Class:                                    45/Male/Preferred Plus
Scheduled Premium:                                         $4,000 per year
Guideline Annual Premium:                                  $4,819.38
Assumed Hypothetical Gross Annual Investment Return:       0%

The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issue of the policy assuming a surrender of the policy at the end of the corresponding policy year.

This is:

- the sum of the cumulative front-end sales load, plus

- the actual surrender charge for that policy year.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL CHARGES IF SURRENDERED -- ONE YEAR GUARANTEE PERIOD

                        CUMULATIVE                                          TOTAL
                        FRONT-END     MAXIMUM    YEAR END    ACTUAL      CUMULATIVE
                          SALES      SURRENDER   ACCOUNT    SURRENDER   SALES LOAD IF
     POLICY YEAR           LOAD       CHARGE      VALUE      CHARGE*    SURRENDERED**
-------------------------------------------------------------------------------------
          1                 $0         $400      $ 3,195      $400           $400
          2                  0          355        6,415       355            355
          3                  0          311        9,457       311            311
          4                  0          267       12,363       267            267
          5                  0          222       15,163       222            222
          6                  0          178       17,872       178            178
          7                  0          133       20,500       133            133
          8                  0           89       23,057        89             89
          9                  0           44       25,542        44             44
         10                  0            0       27,942         0              0
         11                  0            0       30,194         0              0
-------------------------------------------------------------------------------------

 * The Actual Surrender Charge assessed is the lesser of:

   - The contractual maximum surrender charge, or

   - Account Value at the end of the policy year.

** Assumes a surrender of the policy at the end of that policy year.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.
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LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.



After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR
SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market. SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein. Charges for the riders increase the Monthly Deduction Amount.
DEDUCTION AMOUNT WAIVER RIDER -- We will waive Monthly Deduction Amounts if the insured becomes totally disabled prior to age 65 for at least six months.

ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the death proceeds if the insured dies from an accident.

INCREASE IN COVERAGE OPTION RIDER -- We will guarantee you the right to purchase a new flexible premium variable life insurance policy on the life of the insured, without evidence of insurability, if certain conditions are met. These conditions include:
- the original policy has been in force for five years,

- the insured's attained age is less than 80, and

- the Account Value of the original policy is sufficient to "pay up" the new policy under assumptions defined in the rider.

  The Face Amount of the new policy will be equal to the Face Amount, multiplied by a percentage which depends on the insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new policy is based on the scheduled premium for the original policy.

MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

SURRENDER/CONTINUATION OPTIONS -- At any time prior to the maturity date, you may choose to have the Cash Surrender Value applied under one of the following options:

- Option A -- Surrender for Cash

- Option B -- Continue as Extended Term Insurance

- Option C -- Continue as Paid-Up Insurance

In addition, you may choose one of the above options if, during the Guarantee
Period:

- a required scheduled premium is not paid by the end of the grace period; and
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- the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.

You may notify us in writing of your choice within 61 days after the due date for the outstanding scheduled premium. If you do not notify us, we will automatically apply the Cash Surrender Value to Option B, or, Option C if the insurance class shown in your policy is "special." If your policy has no Cash Surrender Value, it will terminate at the end of the grace period.

The effective date of the surrender/continuation options will be the earlier of the date we receive your election request in writing or the end of the grace period. When a surrender/continuation option becomes effective, all benefit riders attached to a policy will terminate, unless otherwise provided in the rider.

The following are descriptions of each option:

OPTION A -- SURRENDER FOR CASH -- If you choose Option A, you must surrender your policy to us. We will pay you the Cash Surrender Value at the time of surrender, and our liability under the policy will cease.

OPTION B -- CONTINUATION OF POLICY AS EXTENDED TERM INSURANCE -- Option B is not available unless the insurance class shown in your policy is "standard" or "preferred." If you choose Option B, the extended term insurance death benefit will be the death benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the insured's then attained age. At the end of such term, we will pay you any Cash Surrender Value not used to provide extended term insurance, and our liability under the policy will cease.

OPTION C -- CONTINUATION OF POLICY AS PAID-UP INSURANCE -- If you choose Option C, your policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of your policy as a net single premium as of the effective date of this benefit at the insured's then-attained age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the death benefit in effect on the effective date of Option C. We will pay you any Cash Surrender Value not used to provide paid-up insurance.

If your policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any policy anniversary will not be less than the Cash Value on such policy anniversary minus any Indebtedness.

BENEFITS AT MATURITY -- If the insured is living on the "maturity date" (the anniversary of the policy date on which the insured attained age 100), we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


LARGE CASE UNDERWRITING -- The following limitations apply to any policy issued in the state of Illinois whose Face Amount equals or exceeds $50 million:



- The death benefit option elected at the time the policy is issued is irrevocable.



- For the first three years from the policy date the Cash Surrender Value will equal the Account Value minus indebtedness on the date of surrender unless any of the following occur:



 -  you fail to make a premium payment within the Guarantee Period;



 -  you continue the policy as Extended Term Insurance;



 -  you continue the policy as Paid Up Insurance; or



 -  three years have elapsed from the policy date.



  After three years from the policy date the Cash Surrender Value will equal the Cash Value minus all indebtedness.



- The Minimum Death Benefit is not available for policies issued under Large Case Underwriting. In order to maintain the policy as life insurance under federal law we reserve the right to:



 -  return any premium payment; or



 - make changes to, or distributions from, the policy to the extent we deem it necessary either to continue the policy as life insurance, or to maintain the amount at risk within our guidelines and limitations. Any such distributions from the policy may result in adverse tax consequences to you. You should consult with a qualified tax adviser familiar with your situation for more detailed information on the tax consequences of distributions from your policy.

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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount, scheduled premiums, and the Guarantee Period. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have the ability to pay amounts greater or less than your scheduled premiums. Prior to policy issue, you can choose the level of the scheduled premiums, within a range determined by Hartford, based on the Face Amount and the insured's gender (except where unisex rates apply), issue age and risk classification.

During the Guarantee Period, Hartford will guarantee that your policy will not lapse, regardless of the investment experience of the Funds, provided that you pay the scheduled premiums when due and Indebtedness never exceeds the Cash Value. In addition, unscheduled premiums are allowed during the Guarantee Period. Even if you do not pay all scheduled premiums due during the Guarantee Period, your policy will stay in force as long as the Policy Surplus exceeds Indebtedness. After the Guarantee Period, you may change your scheduled premiums to any level you desire. Unscheduled premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, your policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts. For more details, see "Lapse and Reinstatement."

SCHEDULED PREMIUMS -- You have the right to pay scheduled premiums annually, semiannually, quarterly, or monthly. The first scheduled premium is due on the policy date. During the Guarantee Period, each scheduled premium after the initial premium payment is due at the expiration of the period for which the preceding scheduled premium was paid. A scheduled premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code.

During the Guarantee Period, your policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and if Indebtedness does not exceed the Cash Value.

During the Guarantee Period, if you fail to pay a scheduled premium when due, and if, on the premium due date and for the rest of that policy year, the Policy Surplus exceeds Indebtedness, payment of such scheduled premium will not be required in that year or in any future policy year. Your policy will not terminate due to such nonpayment. However, future scheduled premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future policy years. In addition, as is true with any premium, your Account Value and Policy Surplus in future years will be greater if you make the premium payment.

For example, to determine whether or not non-payment of a scheduled premium in policy year 2 would result in a lapse, you would compare the actual Account Value on the first policy anniversary to the first Target Account Value. If the actual Account Value equals or is greater than the Target Account Value and Indebtedness remained less than the Policy Surplus, failure to pay any scheduled premiums due in policy year 2 would not result in a lapse.

After the Guarantee Period, Hartford will send you reminder notices to pay scheduled premiums during the insured's lifetime. Payment of the scheduled premium may not be sufficient to keep your policy in force after the end of the Guarantee Period.

UNSCHEDULED PREMIUMS -- Any premium payment we receive in an amount different from the scheduled premium will be considered an unscheduled premium. Unscheduled premiums of at least $50 can be made at any time while a policy is in force.

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Allocations must be in whole percentages. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-
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Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, i.e., (with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of the scheduled premiums paid.

OPTION CHANGE -- After the Guarantee Period, you may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If you do, the Face Amount will become the amount available as a death benefit immediately prior to the Death Benefit Option change.

DEATH BENEFIT GUARANTEE -- During the Guarantee Period, your policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and Indebtedness does not exceed the Cash Value.

The Guarantee Period you select will affect the benefits provided by your policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:

- a longer period during which your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;

- a longer period during which your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;

- a longer period during which your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;

- lower current cost of insurance rates; and

- lower mortality and expense risk rates.

In addition, if you choose a Guarantee Period longer than five years, you may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations.

Because the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on policy values without a sales illustration. After consultation with your sales agent, once you decide on a combination of policy features, (e.g., Face Amount, level of scheduled premiums, Guarantee Period, and the insured's issue age and gender) the sales agent will provide you with an illustration which reflects the charges and benefits of that particular combination, and includes a summary of policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which you may request.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

Decreases in Face Amount will be applied as follows:

- to the most recent increase in the Face Amount; then

- successively to each prior increase in Face Amount; then

- to the initial Face Amount.

If you ask to decrease the Face Amount of your policy below the initial Face Amount, we will deduct, on a pro rata basis, a portion of any remaining surrender charge from your Account Value. The amount of the reduction will be equal to:

- the initial Face Amount, minus the requested Face Amount, multiplied by

- the surrender charge on the date of the request to change the Face Amount, divided by
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- the initial Face Amount.

Your surrender charge will be reduced by the same amount.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

PARTIAL WITHDRAWALS -- After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts.

We do not currently impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

PREFERRED LOAN -- If, at any time after the tenth policy anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For policy years 11 and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of policy loan repayment
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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will be deducted from the Loan Account and will be allocated among the Fixed
Account and the Sub-Accounts in the same percentage as premium payments are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS -- If total Indebtedness equals or exceeds Cash Value under your policy, your policy will terminate 61 days after we have mailed notice to your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, your policy will terminate without value.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

POLICY SURPLUS -- We use the Policy Surplus to determine whether a policy will terminate if scheduled premiums are not paid when due. If the Policy Surplus is greater than zero for a policy year, the scheduled premiums may not be required. However, if the Policy Surplus for a policy year during the Guarantee Period is zero, all scheduled premiums due in that year are required to be paid.

The Policy Surplus is determined as follows:

- The Policy Surplus for the first policy year is zero.

- The Policy Surplus for each subsequent policy year is (x) minus (y), but never less than zero where (x) is the Account Value at the end of the previous policy year; and (y) is the target Account Value, as shown in the policy, for the previous policy year.

Once determined for a given policy year, the Policy Surplus remains constant for the entire policy year.

LAPSE AND GRACE PERIOD -- During the Guarantee Period, if the Policy Surplus for a policy year is less than the Indebtedness or is zero on any given Monthly Activity Date, all scheduled premiums due in that policy year, on or before that date the Monthly Activity Date are required to be paid in order to keep the policy in force. With respect to any required scheduled premium not paid on or before its due date, we will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the policy will continue in force. If any such required scheduled premium is not paid by the end of the grace period, the policy will terminate except as provided under the non-forfeiture options set forth in the policy or unless you have elected the Automatic Premium Loan Option (see "--Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the scheduled premium amounts due.

After the Guarantee Period, a policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a policy will terminate without value. Hartford will mail you and any assignee under the policy written notice of the amount of premium payments required to continue the policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater then the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the policy will terminate.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- you make your reinstatement request within five years from the policy termination date;

- you submit satisfactory evidence of insurability;

- you pay all overdue required scheduled premiums, if any; and

- if the Guarantee Period has expired at the time of policy reinstatement and if the amount paid in is insufficient to reinstate the policy, sufficient premiums must be paid to:

 - cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and

 - keep the policy in force for three months after the date of reinstatement.

The Face Amount of the reinstated policy cannot exceed the Face Amount at the time of lapse. The Account Value on the policy reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement; minus

- a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.

The surrender charges for the reinstated policy will be the same as they would have been on the original policy had no lapse and
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subsequent reinstatement of such policy taken place. Any Indebtedness at the time of termination must be repaid upon reinstatement of the policy or carried over to the reinstated policy.

AUTOMATIC PREMIUM LOAN OPTION -- If you elect the Automatic Premium Loan Option, we will automatically process a policy loan to pay any scheduled premium which is due and not paid by the end of its grace period following the due date. You may elect such option in your policy application or by request in writing, provided no scheduled premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "Loans -- Preferred Loan."

The Automatic Premium Loan Option will not be available if:

- you have revoked the election of such option in writing; or

- the loan amount needed to pay any unpaid scheduled premium would exceed the Cash Surrender Value on the most recent scheduled premium due date.

In either instance, the surrender/continuation options will apply as of the end of the grace period.

In most states, if you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, we will allow you to restore the death benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, we will not require you to provide evidence of insurability. To remove any such outstanding Indebtedness, we will reduce your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of your policy as a result of this adjustment.

If you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and you have not previously elected to restore the death benefit at the end of a Guarantee Period as described above, we will assume that you have elected to restore the death benefit at the end of the Guarantee Period then in effect. We will notify you that we will make such adjustment unless you instruct us not to make this adjustment. Such notification will be made at least 30 days prior to the policy anniversary occurring at the end of such Guarantee Period.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Premiums -- Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended by rider, Hartford believes that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC.

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY


When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.


GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic

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increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.
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LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.


FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.


NON-INDIVIDUAL OWNERSHIP OF POLICIES


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GUARANTEE PERIOD: The period you select, of one to ten policy years, during which additional guarantees are provided. These guarantees include the guarantee that if scheduled premiums are paid, the death benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

POLICY SURPLUS: An amount which we calculate for each policy year during the Guarantee Period to determine whether or not payment of a scheduled premium is required.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

TARGET ACCOUNT VALUE: The Account Value, determined at policy issue, that would result on each policy anniversary assuming all annual scheduled premiums were paid when due (including the one due on that anniversary for the next policy year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL I


DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             6
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER
   VALUES                                                                 8
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Vice President & Actuary (1997-present), Assistant
                       Vice President & Actuary (1995-1997), Hartford Life and
                       Annuity Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers will be 45% of the premiums paid up to a target premium and 5% of any excess. In Policy Years 2 through 10, sales commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, sales commissions will not exceed 2% of the premiums paid. In addition, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Policy sold by such sales representative terminates prior to such Policy's second Policy anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Timothy M. Fitch            Senior Vice President & Actuary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Chief Executive Officer
                             and Chairman of the Board, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end load portion of a deduction from premiums is based on the level of Scheduled premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums Paid.

The maximum front-end sales load percentages for the policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.

For all Guaranteed Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of amount of premiums paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy.

Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a One Year Guarantee Period. However, there are other charges under the policies that are lower for longer Guarantee Periods.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however we reserve the right to use rates less than shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be on the Insured's risk class. We will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

INCREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and shall be accompanied by Your existing policy. All such requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page provided that the cost of insurance deduction for the month is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES



The following tables illustrate how the Death Benefits, Account Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. They show how the Death Benefit, Account Value and Cash Surrender Value of a Policy issued to an Insured of a given age would vary over time if the investment return on the assets held in each Fund was a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefit, Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They assume that no Policy loans or partial withdrawals have been made. The illustrations are also based on the assumption that the Policy Owner has not requested an increase or a decrease in the Face Amount and that no transfers among the Funds have been made in any Policy Year.



The tables illustrate a Policy issued to a Male Insured, Age 45 in the Preferred Premium Class with an Initial Face Amount of $250,000 and a Scheduled Premium that is paid at the beginning of each Policy Year. The Death Benefits, Account Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.



The tables reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because the illustrations assume an investment management fee and other estimated Fund expenses totaling 0.74%. The 0.74% figure is based on an average of the current management fees and expenses of the 42 available Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Policy may be more or less than 0.74%, will vary from year to year, and will depend on how the Account Value is allocated.



As the headings indicate, the illustrations reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. Those charges include the monthly mortality and expense risk charge, the monthly administrative charge, and the monthly mortality charge. All illustrations assume a charge of 1.75% for taxes attributable to premiums and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policies.



Each illustration also shows the amount to which premiums would accumulate if an amount equal to such premiums was invested to earn interest, after taxes, at a rate of 5%, compounded annually.



Upon request, Hartford will furnish a comparable illustration based on a proposed Policy's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.26% NET)



                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1        4,200        3,618       3,218    250,000      3,618       3,218    250,000
     2        8,610        7,686       7,330    250,000      7,176       6,820    250,000
     3       13,241       12,030      11,719    250,000     11,018      10,707    250,000
     4       18,103       16,729      16,462    250,000     15,170      14,904    250,000
     5       23,208       21,840      21,618    250,000     19,658      19,436    250,000
     6       28,568       27,425      27,247    250,000     24,505      24,327    250,000
     7       34,196       33,535      33,402    250,000     29,741      29,608    250,000
     8       40,106       40,243      40,154    250,000     35,395      35,306    250,000
     9       46,312       47,598      47,554    250,000     41,500      41,456    250,000
    10       52,827       55,657      55,657    250,000     48,094      48,094    250,000
    11       59,669       64,434      64,434    250,000     55,224      55,224    250,000
    12       66,852       73,999      73,999    250,000     62,942      62,942    250,000
    13       74,395       84,428      84,428    250,000     71,317      71,317    250,000
    14       82,314       95,822      95,822    250,000     80,416      80,416    250,000
    15       90,630      108,294     108,294    250,000     90,318      90,318    250,000
    16       99,361      121,903     121,903    250,000    101,111     101,111    250,000
    17      108,530      136,864     136,864    250,000    112,904     112,904    250,000
    18      118,156      153,341     153,341    250,000    125,817     125,817    250,000
    19      128,264      171,516     171,516    250,000    139,995     139,995    250,000
    20      138,877      191,599     191,599    250,000    155,619     155,619    250,000

    25      200,454      339,072     339,072    393,324    263,153     263,153    305,258
    30      279,043      580,555     580,555    621,194    433,209     433,209    463,534
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.26% NET)



                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1        4,200        3,406       3,006    250,000      3,406       3,006    250,000
     2        8,610        7,036       6,680    250,000      6,541       6,185    250,000
     3       13,241       10,688      10,377    250,000      9,733       9,422    250,000
     4       18,103       14,409      14,143    250,000     12,981      12,715    250,000
     5       23,208       18,226      18,004    250,000     16,282      16,059    250,000
     6       28,568       22,160      21,982    250,000     19,624      19,447    250,000
     7       34,196       26,221      26,087    250,000     23,003      22,870    250,000
     8       40,106       30,431      30,342    250,000     26,407      26,318    250,000
     9       46,312       34,786      34,742    250,000     29,823      29,779    250,000
    10       52,827       39,281      39,281    250,000     33,239      33,239    250,000
    11       59,669       43,861      43,861    250,000     36,644      36,644    250,000
    12       66,852       48,520      48,520    250,000     40,026      40,026    250,000
    13       74,395       53,248      53,248    250,000     43,380      43,380    250,000
    14       82,314       58,052      58,052    250,000     46,689      46,689    250,000
    15       90,630       62,940      62,940    250,000     49,935      49,935    250,000
    16       99,361       67,826      67,826    250,000     53,094      53,094    250,000
    17      108,530       72,810      72,810    250,000     56,141      56,141    250,000
    18      118,156       77,899      77,899    250,000     59,041      59,041    250,000
    19      128,264       83,094      83,094    250,000     61,753      61,753    250,000
    20      138,877       88,401      88,401    250,000     64,238      64,238    250,000

    25      200,454      122,035     122,035    250,000     71,790      71,790    250,000
    30      279,043      162,162     162,162    250,000     63,276      63,276    250,000
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.74% NET)



                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1        4,200        3,194       2,794    250,000      3,194       2,794    250,000
     2        8,610        6,412       6,057    250,000      5,932       5,576    250,000
     3       13,241        9,448       9,137    250,000      8,549       8,238    250,000
     4       18,103       12,351      12,084    250,000     11,045      10,779    250,000
     5       23,208       15,144      14,921    250,000     13,415      13,193    250,000
     6       28,568       17,847      17,669    250,000     15,648      15,470    250,000
     7       34,196       20,466      20,333    250,000     17,738      17,604    250,000
     8       40,106       23,020      22,931    250,000     19,672      19,583    250,000
     9       46,312       25,498      25,453    250,000     21,438      21,394    250,000
    10       52,827       27,890      27,890    250,000     23,023      23,023    250,000
    11       59,669       30,134      30,134    250,000     24,415      24,415    250,000
    12       66,852       32,220      32,220    250,000     25,602      25,602    250,000
    13       74,395       34,134      34,134    250,000     26,580      26,580    250,000
    14       82,314       35,878      35,878    250,000     27,327      27,327    250,000
    15       90,630       37,455      37,455    250,000     27,824      27,824    250,000
    16       99,361       38,761      38,761    250,000     28,044      28,044    250,000
    17      108,530       39,905      39,905    250,000     27,960      27,960    250,000
    18      118,156       40,884      40,884    250,000     27,529      27,529    250,000
    19      128,264       41,689      41,689    250,000     26,704      26,704    250,000
    20      138,877       42,312      42,312    250,000     25,439      25,439    250,000

    25      200,454       44,532      44,532    250,000     10,725      10,725    250,000
    30      279,043       38,358      38,358    250,000          0           0    250,000
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.26% NET)



                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1        4,200        1,463           0    250,000      1,463           0    250,000
     2        8,610        4,916       1,005    250,000      4,916       1,005    250,000
     3       13,241        8,624       5,202    250,000      8,624       5,202    250,000
     4       18,103       12,658       9,725    250,000     12,658       9,725    250,000
     5       23,208       17,079      14,634    250,000     17,079      14,634    250,000
     6       28,568       21,942      19,987    250,000     21,942      19,987    250,000
     7       34,196       27,303      25,836    250,000     27,303      25,836    250,000
     8       40,106       33,230      32,253    250,000     33,230      32,253    250,000
     9       46,312       39,779      39,290    250,000     39,779      39,290    250,000
    10       52,827       47,009      47,009    250,000     47,009      47,009    250,000
    11       59,669       55,292      55,292    250,000     54,333      54,333    250,000
    12       66,852       64,387      64,387    250,000     62,331      62,331    250,000
    13       74,395       74,376      74,376    250,000     71,086      71,086    250,000
    14       82,314       85,370      85,370    250,000     80,682      80,682    250,000
    15       90,630       97,494      97,494    250,000     91,221      91,221    250,000
    16       99,361      110,820     110,820    250,000    102,817     102,817    250,000
    17      108,530      125,576     125,576    250,000    115,609     115,609    250,000
    18      118,156      141,943     141,943    250,000    129,752     129,752    250,000
    19      128,264      160,125     160,125    250,000    145,436     145,436    250,000
    20      138,877      180,357     180,357    250,000    162,896     162,896    250,000

    25      200,454      319,644     319,644    370,787    285,596     285,596    331,291
    30      279,043      549,061     549,061    586,325    485,988     485,988    520,007
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.26% NET)



                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1        4,200        1,368           0    250,000      1,368           0    250,000
     2        8,610        4,537         626    250,000      4,537         626    250,000
     3       13,241        7,745       4,323    250,000      7,745       4,323    250,000
     4       18,103       11,036       8,102    250,000     11,036       8,102    250,000
     5       23,208       14,435      11,991    250,000     14,435      11,991    250,000
     6       28,568       17,964      16,009    250,000     17,964      16,009    250,000
     7       34,196       21,634      20,167    250,000     21,634      20,167    250,000
     8       40,106       25,466      24,488    250,000     25,466      24,488    250,000
     9       46,312       29,460      28,971    250,000     29,460      28,971    250,000
    10       52,827       33,616      33,616    250,000     33,616      33,616    250,000
    11       59,669       38,215      38,215    250,000     37,219      37,219    250,000
    12       66,852       42,939      42,939    250,000     40,838      40,838    250,000
    13       74,395       47,778      47,778    250,000     44,473      44,473    250,000
    14       82,314       52,744      52,744    250,000     48,106      48,106    250,000
    15       90,630       57,846      57,846    250,000     51,724      51,724    250,000
    16       99,361       63,008      63,008    250,000     55,305      55,305    250,000
    17      108,530       68,327      68,327    250,000     58,829      58,829    250,000
    18      118,156       73,815      73,815    250,000     62,265      62,265    250,000
    19      128,264       79,478      79,478    250,000     65,577      65,577    250,000
    20      138,877       85,329      85,329    250,000     68,730      68,730    250,000

    25      200,454      117,190     117,190    250,000     80,927      80,927    250,000
    30      279,043      154,651     154,651    250,000     80,544      80,544    250,000
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.74% NET)



                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1        4,200        1,274           0    250,000      1,274           0    250,000
     2        8,610        4,171         260    250,000      4,171         260    250,000
     3       13,241        6,924       3,502    250,000      6,924       3,502    250,000
     4       18,103        9,575       6,642    250,000      9,575       6,642    250,000
     5       23,208       12,147       9,702    250,000     12,147       9,702    250,000
     6       28,568       14,654      12,699    250,000     14,654      12,699    250,000
     7       34,196       17,102      15,636    250,000     17,102      15,636    250,000
     8       40,106       19,506      18,528    250,000     19,506      18,528    250,000
     9       46,312       21,858      21,369    250,000     21,858      21,369    250,000
    10       52,827       24,148      24,148    250,000     24,148      24,148    250,000
    11       59,669       26,631      26,631    250,000     25,620      25,620    250,000
    12       66,852       28,980      28,980    250,000     26,899      26,899    250,000
    13       74,395       31,178      31,178    250,000     27,977      27,977    250,000
    14       82,314       33,229      33,229    250,000     28,834      28,834    250,000
    15       90,630       35,130      35,130    250,000     29,446      29,446    250,000
    16       99,361       36,790      36,790    250,000     29,786      29,786    250,000
    17      108,530       38,303      38,303    250,000     29,825      29,825    250,000
    18      118,156       39,668      39,668    250,000     29,519      29,519    250,000
    19      128,264       40,878      40,878    250,000     28,817      28,817    250,000
    20      138,877       41,924      41,924    250,000     27,672      27,672    250,000

    25      200,454       43,542      43,542    250,000     13,392      13,392    250,000
    30      279,043       36,708      36,708    250,000          0           0          0
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of
December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                            HARTFORD     HARTFORD
                              BOND         STOCK
                            HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 17,708,462
      Cost $19,477,820
      Market Value.......  $20,293,100      --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 18,154,821
      Cost $111,840,018
      Market Value.......      --       $85,972,248
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 99,117,989
      Cost $99,117,989
      Market Value.......      --           --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 24,569,090
      Cost $66,270,364
      Market Value.......      --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 23,622,179
      Cost $118,662,594
      Market Value.......      --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 2,127,011
      Cost $2,399,005
      Market Value.......      --           --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 13,405,958
      Cost $47,881,382
      Market Value.......      --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 17,827,076
      Cost $23,762,798
      Market Value.......      --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 20,790,728
      Cost $42,238,825
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............     108,119       274,785
  Receivable from fund
   shares sold...........      --           --
  Other assets...........      --           --
                           -----------  -----------
  Total Assets...........  20,401,219    86,247,033
                           -----------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............     108,119       274,785
  Other liabilities......          54           422
                           -----------  -----------
  Total Liabilities......     108,173       275,207
                           -----------  -----------
  Net Assets (variable
   life contract
   liabilities)..........  $20,293,046  $85,971,826
                           ===========  ===========
  Units Owned by
   Participants..........  11,456,525    28,036,263
  Unit Values............  $ 1.771309   $  3.066451

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                        HARTFORD     HARTFORD                   HARTFORD      HARTFORD
                             HARTFORD     HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL   DIVIDEND
                           MONEY MARKET   ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES  AND GROWTH
                             HLS FUND     HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  ------------  -----------  -----------  -------------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 17,708,462
      Cost $19,477,820
      Market Value.......      --            --           --            --           --            --            --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 18,154,821
      Cost $111,840,018
      Market Value.......      --            --           --            --           --            --            --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 99,117,989
      Cost $99,117,989
      Market Value.......  $99,117,989       --           --            --           --            --            --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 24,569,090
      Cost $66,270,364
      Market Value.......      --        $57,580,882      --            --           --            --            --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 23,622,179
      Cost $118,662,594
      Market Value.......      --            --       $93,893,484       --           --            --            --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 2,127,011
      Cost $2,399,005
      Market Value.......      --            --           --        $2,455,289       --            --            --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 13,405,958
      Cost $47,881,382
      Market Value.......      --            --           --            --       $42,649,743       --            --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 17,827,076
      Cost $23,762,798
      Market Value.......      --            --           --            --           --        $16,992,697       --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 20,790,728
      Cost $42,238,825
      Market Value.......      --            --           --            --           --            --        $39,081,807
  Due from Hartford Life
   and Annuity Insurance
   Company...............      478,419      150,105       366,880       17,387      283,399         46,556       119,150
  Receivable from fund
   shares sold...........      --            --           --            --           --            --            --
  Other assets...........        9,071       --           --            --           --            --            --
                           -----------   -----------  -----------   ----------   -----------   -----------   -----------
  Total Assets...........   99,605,479   57,730,987    94,260,364    2,472,676   42,933,142     17,039,253    39,200,957
                           -----------   -----------  -----------   ----------   -----------   -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --           --            --           --            --            --
  Payable for fund shares
   purchased.............      478,419      150,105       366,880       17,387      283,399         46,556       119,150
  Other liabilities......      --                 8           236            5        1,023            184           535
                           -----------   -----------  -----------   ----------   -----------   -----------   -----------
  Total Liabilities......      478,419      150,113       367,116       17,392      284,422         46,740       119,685
                           -----------   -----------  -----------   ----------   -----------   -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $99,127,060   $57,580,874  $93,893,248   $2,455,284   $42,648,720   $16,992,513   $39,081,272
                           ===========   ===========  ===========   ==========   ===========   ===========   ===========
  Units Owned by
   Participants..........   65,755,665   22,666,244    26,281,710    1,416,684   14,994,758     10,614,098    14,979,171
  Unit Values............  $  1.507506   $ 2.540380   $  3.572570   $ 1.733120   $ 2.844242    $  1.600938   $  2.609041

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            HARTFORD
                           GROWTH AND      HARTFORD
                             INCOME     GLOBAL ADVISERS
                            HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*
                           -----------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 7,409,316
      Cost $9,854,917
      Market Value.......  $8,686,171        --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 1,618,365
      Cost $1,855,226
      Market Value.......      --         $1,629,234
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 14,910,256
      Cost $25,057,836
      Market Value.......      --            --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 14,592,715
      Cost $32,160,866
      Market Value.......      --            --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 858,150
      Cost $20,613,773
      Market Value.......      --            --
    Fidelity VIP Overseas
     Portfolio
      Shares 367,835
      Cost $7,329,185
      Market Value.......      --            --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 243,868
      Cost $3,925,108
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      96,582          4,788
  Receivable from fund
   shares sold...........      --            --
  Other assets...........          31        --
                           ----------     ----------
  Total Assets...........   8,782,784      1,634,022
                           ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Payable for fund shares
   purchased.............      96,582          4,788
  Other liabilities......      --                  6
                           ----------     ----------
  Total Liabilities......      96,582          4,794
                           ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........  $8,686,202     $1,629,228
                           ==========     ==========
  Units Owned by
   Participants..........   7,137,489      1,500,015
  Unit Values............  $ 1.216983     $ 1.086141

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 7,409,316
      Cost $9,854,917
      Market Value.......       --            --            --            --             --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 1,618,365
      Cost $1,855,226
      Market Value.......       --            --            --            --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 14,910,256
      Cost $25,057,836
      Market Value.......   $19,861,341       --            --            --             --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 14,592,715
      Cost $32,160,866
      Market Value.......       --        $30,544,639       --            --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 858,150
      Cost $20,613,773
      Market Value.......       --            --        $19,522,923       --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 367,835
      Cost $7,329,185
      Market Value.......       --            --            --         $5,105,555        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 243,868
      Cost $3,925,108
      Market Value.......       --            --            --            --           $3,538,523
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --            --            131,077        18,111           6,636
  Receivable from fund
   shares sold...........       130,154       63,638        --            --             --
  Other assets...........            21       --            --                 64        --
                            -----------   -----------   -----------    ----------      ----------
  Total Assets...........    19,991,516   30,608,277     19,654,000     5,123,730       3,545,159
                            -----------   -----------   -----------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       130,154       63,638        --            --             --
  Payable for fund shares
   purchased.............       --            --            131,077        18,111           6,636
  Other liabilities......       --               109            331       --                   40
                            -----------   -----------   -----------    ----------      ----------
  Total Liabilities......       130,154       63,747        131,408        18,111           6,676
                            -----------   -----------   -----------    ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $19,861,362   $30,544,530   $19,522,592    $5,105,619      $3,538,483
                            ===========   ===========   ===========    ==========      ==========
  Units Owned by
   Participants..........    15,053,306   15,081,261      9,094,369     3,671,008       1,973,784
  Unit Values............   $  1.319402   $ 2.025330    $  2.146668    $ 1.390795      $ 1.792741

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 310,097
      Cost $2,805,027
      Market Value.......   $1,618,709       --
    Putnam VT Diversified
     Income Fund
      Shares 233,408
      Cost $2,223,895
      Market Value.......      --        $2,056,325
    The George Putnam
     Fund of Boston
      Shares 317,198
      Cost $3,333,421
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 212,903
      Cost $3,579,525
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 1,150,880
      Cost $19,978,025
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 1,546,677
      Cost $40,039,886
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 668,258
      Cost $8,074,578
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        4,595        6,703
  Receivable from fund
   shares sold...........      --            --
  Other assets...........      --                 1
                            ----------   ----------
  Total Assets...........    1,623,304    2,063,029
                            ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Payable for fund shares
   purchased.............        4,279        6,703
  Other liabilities......          162       --
                            ----------   ----------
  Total Liabilities......        4,441        6,703
                            ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $1,618,863   $2,056,326
                            ==========   ==========
  Units Owned by
   Participants..........      171,678      152,197
  Unit Values............   $ 9.429624   $13.510984

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                 PUTNAM VT                           PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET        PUTNAM VT         GROWTH AND         PUTNAM VT
                            FUND OF BOSTON    ALLOCATION FUND  GLOBAL GROWTH FUND   INCOME FUND    HEALTH SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  ------------------  --------------  --------------------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 310,097
      Cost $2,805,027
      Market Value.......        --                --                --                 --               --
    Putnam VT Diversified
     Income Fund
      Shares 233,408
      Cost $2,223,895
      Market Value.......        --                --                --                 --               --
    The George Putnam
     Fund of Boston
      Shares 317,198
      Cost $3,333,421
      Market Value.......     $ 3,403,533          --                --                 --               --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 212,903
      Cost $3,579,525
      Market Value.......        --             $ 2,848,637          --                 --               --
    Putnam VT Global
     Growth Fund
      Shares 1,150,880
      Cost $19,978,025
      Market Value.......        --                --             $10,749,218           --               --
    Putnam VT Growth and
     Income Fund
      Shares 1,546,677
      Cost $40,039,886
      Market Value.......        --                --                --             $36,439,705          --
    Putnam VT Health
     Sciences Fund
      Shares 668,258
      Cost $8,074,578
      Market Value.......        --                --                --                 --             $ 7,852,036
  Due from Hartford Life
   and Annuity Insurance
   Company...............          89,260                15           146,601            43,941             48,120
  Receivable from fund
   shares sold...........        --                --                --                 --               --
  Other assets...........        --                       5          --                 --                     459
                              -----------       -----------       -----------       -----------        -----------
  Total Assets...........       3,492,793         2,848,657        10,895,819        36,483,646          7,900,615
                              -----------       -----------       -----------       -----------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --                --                 --               --
  Payable for fund shares
   purchased.............          89,260                15           146,601            43,833             48,120
  Other liabilities......        --                --                     210             1,444          --
                              -----------       -----------       -----------       -----------        -----------
  Total Liabilities......          89,260                15           146,811            45,277             48,120
                              -----------       -----------       -----------       -----------        -----------
  Net Assets (variable
   life contract
   liabilities)..........     $ 3,403,533       $ 2,848,642       $10,749,008       $36,438,369        $ 7,852,495
                              ===========       ===========       ===========       ===========        ===========
  Units Owned by
   Participants..........         291,220           140,567           558,333         1,385,628            649,361
  Unit Values............     $ 11.687147       $ 20.265402       $ 19.251979       $ 26.297364        $ 12.092641

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 817,772
      Cost $8,511,179
      Market Value.......    $6,599,416         --
    Putnam VT Income Fund
      Shares 450,941
      Cost $5,787,047
      Market Value.......       --          $5,704,400
    Putnam VT
     International Growth
     Fund
      Shares 1,398,651
      Cost $23,039,137
      Market Value.......       --              --
    Putnam VT
     International Growth
     and Income Fund
      Shares 385,598
      Cost $4,944,281
      Market Value.......       --              --
    Putnam VT
     International New
     Opportunities Fund
      Shares 329,007
      Cost $5,810,357
      Market Value.......       --              --
    Putnam VT Investors
     Fund
      Shares 753,271
      Cost $9,879,506
      Market Value.......       --              --
    Putnam VT Money
     Market Fund
      Shares 4,208,331
      Cost $4,208,331
      Market Value.......       --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        20,921         27,007
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --                   5
                             ----------     ----------
  Total Assets...........     6,620,337      5,731,412
                             ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Payable for fund shares
   purchased.............        20,921         27,007
  Other liabilities......             8         --
                             ----------     ----------
  Total Liabilities......        20,929         27,007
                             ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $6,599,408     $5,704,405
                             ==========     ==========
  Units Owned by
   Participants..........       420,610        341,056
  Unit Values............    $15.690083     $16.725709

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 817,772
      Cost $8,511,179
      Market Value.......       --             --               --                    --              --
    Putnam VT Income Fund
      Shares 450,941
      Cost $5,787,047
      Market Value.......       --             --               --                    --              --
    Putnam VT
     International Growth
     Fund
      Shares 1,398,651
      Cost $23,039,137
      Market Value.......   $17,371,244        --               --                    --              --
    Putnam VT
     International Growth
     and Income Fund
      Shares 385,598
      Cost $4,944,281
      Market Value.......       --          $3,763,433          --                    --              --
    Putnam VT
     International New
     Opportunities Fund
      Shares 329,007
      Cost $5,810,357
      Market Value.......       --             --              $3,224,272             --              --
    Putnam VT Investors
     Fund
      Shares 753,271
      Cost $9,879,506
      Market Value.......       --             --               --                 $7,012,951         --
    Putnam VT Money
     Market Fund
      Shares 4,208,331
      Cost $4,208,331
      Market Value.......       --             --               --                    --            $4,208,331
  Due from Hartford Life
   and Annuity Insurance
   Company...............        34,551          2,902          --                     21,762              244
  Receivable from fund
   shares sold...........       --             --               1,182,267             --              --
  Other assets...........       --             --                     628             --                   468
                            -----------     ----------         ----------          ----------       ----------
  Total Assets...........    17,405,795      3,766,335          4,407,167           7,034,713        4,209,043
                            -----------     ----------         ----------          ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --               1,182,273             --              --
  Payable for fund shares
   purchased.............        34,551          2,902          --                     21,761              244
  Other liabilities......           193              5          --                        361         --
                            -----------     ----------         ----------          ----------       ----------
  Total Liabilities......        34,744          2,907          1,182,273              22,122              244
                            -----------     ----------         ----------          ----------       ----------
  Net Assets (variable
   life contract
   liabilities)..........   $17,371,051     $3,763,428         $3,224,894          $7,012,591       $4,208,799
                            ===========     ==========         ==========          ==========       ==========
  Units Owned by
   Participants..........     1,538,040        384,606            370,966             783,835        2,808,924
  Unit Values............   $ 11.294275     $ 9.785153         $ 8.693232          $ 8.946510       $ 1.498367

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                 PUTNAM VT           PUTNAM VT
                           NEW OPPORTUNITIES FUND  NEW VALUE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------------  --------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 1,223,590
      Cost $34,432,674
      Market Value.......       $20,397,253             --
    Putnam VT New Value
     Fund
      Shares 493,272
      Cost $6,342,136
      Market Value.......         --                 $6,644,380
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 938,349
      Cost $12,841,939
      Market Value.......         --                    --
    Putnam VT Utilities
     Growth & Income Fund
      Shares 315,373
      Cost $5,164,920
      Market Value.......         --                    --
    Putnam VT Vista Fund
      Shares 545,122
      Cost $9,645,730
      Market Value.......         --                    --
    Putnam VT Voyager
     Fund
      Shares 1,477,445
      Cost $64,295,392
      Market Value.......         --                    --
  Due from Hartford Life
   and Annuity Insurance
   Company...............            47,381               9,778
  Receivable from fund
   shares sold...........         --                    --
  Other assets...........             3,272                  66
                                -----------          ----------
  Total Assets...........        20,447,906           6,654,224
                                -----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --                    --
  Payable for fund shares
   purchased.............            47,381               9,778
  Other liabilities......         --                    --
                                -----------          ----------
  Total Liabilities......            47,381               9,778
                                -----------          ----------
  Net Assets (variable
   life contract
   liabilities)..........       $20,400,525          $6,644,446
                                ===========          ==========
  Units Owned by
   Participants..........         1,023,641             492,052
  Unit Values............       $ 19.929373          $13.503535

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                              GROWTH FUND     AND INCOME FUND   VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ----------------  -----------  ------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 1,223,590
      Cost $34,432,674
      Market Value.......       --                 --               --           --
    Putnam VT New Value
     Fund
      Shares 493,272
      Cost $6,342,136
      Market Value.......       --                 --               --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 938,349
      Cost $12,841,939
      Market Value.......     $5,648,861           --               --           --
    Putnam VT Utilities
     Growth & Income Fund
      Shares 315,373
      Cost $5,164,920
      Market Value.......       --               $4,090,384         --           --
    Putnam VT Vista Fund
      Shares 545,122
      Cost $9,645,730
      Market Value.......       --                 --           $6,208,939       --
    Putnam VT Voyager
     Fund
      Shares 1,477,445
      Cost $64,295,392
      Market Value.......       --                 --               --       $42,432,230
  Due from Hartford Life
   and Annuity Insurance
   Company...............         23,535             11,064         --            83,376
  Receivable from fund
   shares sold...........       --                 --              183,513       --
  Other assets...........       --                 --               --           --
                              ----------         ----------     ----------   -----------
  Total Assets...........      5,672,396          4,101,448      6,392,452    42,515,606
                              ----------         ----------     ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --              183,513       --
  Payable for fund shares
   purchased.............         23,535             11,064         --            83,367
  Other liabilities......          4,690                798            969           942
                              ----------         ----------     ----------   -----------
  Total Liabilities......         28,225             11,862        184,482        84,309
                              ----------         ----------     ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........     $5,644,171         $4,089,586     $6,207,970   $42,431,297
                              ==========         ==========     ==========   ===========
  Units Owned by
   Participants..........        867,691            207,695        598,239     1,430,794
  Unit Values............     $ 6.504819         $19.690377     $10.377065   $ 29.655765

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                            SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -------------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
      Shares 147,455
      Cost $2,102,792
      Market Value.......    $1,972,950          --
    American Funds Global
     Small Capitalization
     Fund
      Shares 70,911
      Cost $838,881
      Market Value.......       --              $ 814,061
    American Funds
     Growth-Income Fund
      Shares 333,747
      Cost $10,727,952
      Market Value.......       --               --
    American Funds Growth
     Fund
      Shares 208,607
      Cost $9,914,014
      Market Value.......       --               --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 681,768
      Cost $984,232
      Market Value.......       --               --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 1,462,527
      Cost $753,006
      Market Value.......       --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        18,602             7,165
  Receivable from fund
   shares sold...........       --               --
  Other Assets...........            20                 1
                             ----------         ---------
  Total Assets...........     1,991,572           821,227
                             ----------         ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --
  Payable for fund shares
   purchased.............        18,602             7,165
  Other Liabilities......       --               --
                             ----------         ---------
  Total Liabilities......        18,602             7,165
                             ----------         ---------
  Net Assets (variable
   life contract
   liabilities)..........    $1,972,970         $ 814,062
                             ==========         =========
  Units Owned by
   Participants..........     2,374,804           935,412
  Unit Values............    $ 0.830793         $0.870271

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  -----------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
      Shares 147,455
      Cost $2,102,792
      Market Value.......       --              --              --              --
    American Funds Global
     Small Capitalization
     Fund
      Shares 70,911
      Cost $838,881
      Market Value.......       --              --              --              --
    American Funds
     Growth-Income Fund
      Shares 333,747
      Cost $10,727,952
      Market Value.......   $10,539,744         --              --              --
    American Funds Growth
     Fund
      Shares 208,607
      Cost $9,914,014
      Market Value.......       --          $ 9,195,381         --              --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 681,768
      Cost $984,232
      Market Value.......       --              --           $  983,772         --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 1,462,527
      Cost $753,006
      Market Value.......       --              --              --             $ 719,173
  Due from Hartford Life
   and Annuity Insurance
   Company...............       156,648         167,650          56,550            2,907
  Receivable from fund
   shares sold...........       --              --              --              --
  Other Assets...........       --                   51         --                     4
                            -----------     -----------      ----------        ---------
  Total Assets...........    10,696,392       9,363,082       1,040,322          722,084
                            -----------     -----------      ----------        ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --              --
  Payable for fund shares
   purchased.............       156,648         167,650          56,550            2,907
  Other Liabilities......            34         --                    1         --
                            -----------     -----------      ----------        ---------
  Total Liabilities......       156,682         167,650          56,551            2,907
                            -----------     -----------      ----------        ---------
  Net Assets (variable
   life contract
   liabilities)..........   $10,539,710     $ 9,195,432      $  983,771        $ 719,177
                            ===========     ===========      ==========        =========
  Units Owned by
   Participants..........    10,507,976      11,608,620       1,159,597          975,598
  Unit Values............   $  1.003020     $  0.792121      $ 0.848373        $0.737165

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD
                              BOND         STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $  640,671   $    688,802
                           ----------   ------------
CAPITAL GAINS INCOME.....      --          6,608,467
                           ----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     343,325       (644,363)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     151,360    (18,483,561)
                           ----------   ------------
    Net gain (loss) on
     investments.........     494,685    (19,127,924)
                           ----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,135,356   $(11,830,655)
                           ==========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                        HARTFORD     HARTFORD                    HARTFORD      HARTFORD
                             HARTFORD     HARTFORD      CAPITAL      MORTGAGE      HARTFORD    INTERNATIONAL   DIVIDEND
                           MONEY MARKET   ADVISERS    APPRECIATION  SECURITIES      INDEX      OPPORTUNITIES  AND GROWTH
                             HLS FUND     HLS FUND      HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  ------------  -----------  ------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $2,078,005   $ 1,483,238  $    622,173   $ 79,521    $   377,508    $    19,746   $   599,221
                            ----------   -----------  ------------   --------    -----------    -----------   -----------
CAPITAL GAINS INCOME.....          580     2,449,088    24,041,389     --            681,345      2,203,174     2,140,364
                            ----------   -----------  ------------   --------    -----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             (5,027)       (7,395)    15,245           (929)       (18,987)       (4,019)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (6,057,679)  (30,899,460)     6,477     (6,025,036)    (5,595,120)   (3,973,265)
                            ----------   -----------  ------------   --------    -----------    -----------   -----------
    Net gain (loss) on
     investments.........      --         (6,062,706)  (30,906,855)    21,722     (6,025,965)    (5,614,107)   (3,977,284)
                            ----------   -----------  ------------   --------    -----------    -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,078,585   $(2,130,380) $ (6,243,293)  $101,243    $(4,967,112)   $(3,391,187)  $(1,237,699)
                            ==========   ===========  ============   ========    ===========    ===========   ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD
                           GROWTH AND      HARTFORD
                             INCOME     GLOBAL ADVISERS
                            HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*
                           -----------  ---------------
INVESTMENT INCOME:
  Dividends..............   $  --          $  11,890
                            ---------      ---------
CAPITAL GAINS INCOME.....     308,037         77,446
                            ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         869            275
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (922,890)      (140,623)
                            ---------      ---------
    Net gain (loss) on
     investments.........    (922,021)      (140,348)
                            ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(613,984)     $ (51,012)
                            =========      =========

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   --        $   --        $   257,023   $   245,029      $ 118,631
                            -----------   -----------   -----------   -----------      ---------
CAPITAL GAINS INCOME.....     1,223,448     2,996,219       722,111       387,303         44,486
                            -----------   -----------   -----------   -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (82,266)      (59,579)        4,644        (1,348)       (15,196)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,082,732)   (3,386,884)   (1,770,406)   (1,833,163)      (250,658)
                            -----------   -----------   -----------   -----------      ---------
    Net gain (loss) on
     investments.........    (3,164,998)   (3,446,463)   (1,765,762)   (1,834,511)      (265,854)
                            -----------   -----------   -----------   -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,941,550)  $  (450,244)  $  (786,628)  $(1,202,179)     $(102,737)
                            ===========   ===========   ===========   ===========      =========

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $103,928
                            ---------     --------
CAPITAL GAINS INCOME.....     292,086       --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     250,509        4,032
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (623,658)     (47,216)
                            ---------     --------
    Net gain (loss) on
     investments.........    (373,149)     (43,184)
                            ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (81,063)    $ 60,744
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                 PUTNAM VT                           PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET        PUTNAM VT         GROWTH AND         PUTNAM VT
                            FUND OF BOSTON    ALLOCATION FUND  GLOBAL GROWTH FUND   INCOME FUND    HEALTH SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  ------------------  --------------  --------------------
INVESTMENT INCOME:
  Dividends..............      $ 55,464          $  28,690        $  --             $   557,052        $     2,981
                               --------          ---------        -----------       -----------        -----------
CAPITAL GAINS INCOME.....       --                 270,227          2,908,921           388,860          --
                               --------          ---------        -----------       -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         3,390             (2,530)           (96,760)           21,163            (18,691)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (17,939)          (514,774)        (7,175,051)       (3,239,751)        (1,265,804)
                               --------          ---------        -----------       -----------        -----------
    Net gain (loss) on
     investments.........       (14,549)          (517,304)        (7,271,811)       (3,218,588)        (1,284,495)
                               --------          ---------        -----------       -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 40,915          $(218,387)       $(4,362,890)      $(2,272,676)       $(1,281,514)
                               ========          =========        ===========       ===========        ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 743,130      $256,233
                              ---------      --------
CAPITAL GAINS INCOME.....       --             --
                              ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         9,084         2,160
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (520,171)       13,866
                              ---------      --------
    Net gain (loss) on
     investments.........      (511,087)       16,026
                              ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 232,043      $272,259
                              =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $    56,354     $  34,694         $ --                $     6,391        $117,219
                            -----------     ---------         -----------         -----------        --------
CAPITAL GAINS INCOME.....     1,764,067       189,890           --                    --              --
                            -----------     ---------         -----------         -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           902        (8,036)             94,839             (19,797)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,497,942)     (972,709)         (1,085,826)         (2,111,897)        --
                            -----------     ---------         -----------         -----------        --------
    Net gain (loss) on
     investments.........    (5,497,040)     (980,745)           (990,987)         (2,131,694)        --
                            -----------     ---------         -----------         -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,676,619)    $(756,161)        $  (990,987)        $(2,125,303)       $117,219
                            ===========     =========         ===========         ===========        ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                 PUTNAM VT           PUTNAM VT
                           NEW OPPORTUNITIES FUND  NEW VALUE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ --                  $ 36,304
                                ------------          --------
CAPITAL GAINS INCOME.....          3,790,705            97,682
                                ------------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (99,609)          (13,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (11,523,748)           33,371
                                ------------          --------
    Net gain (loss) on
     investments.........        (11,623,357)           19,421
                                ------------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ (7,832,652)         $153,407
                                ============          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                               PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    UTILITIES GROWTH   PUTNAM VT      PUTNAM VT
                              GROWTH FUND     AND INCOME FUND    VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ----------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  --             $   125,116     $   --        $     45,574
                              -----------       -----------     -----------   ------------
CAPITAL GAINS INCOME.....        --                 211,677         617,010      9,303,813
                              -----------       -----------     -----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (443,807)           (5,808)       (127,167)      (111,629)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (2,933,109)       (1,387,757)     (2,956,067)   (19,825,824)
                              -----------       -----------     -----------   ------------
    Net gain (loss) on
     investments.........      (3,376,916)       (1,393,565)     (3,083,234)   (19,937,453)
                              -----------       -----------     -----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(3,376,916)      $(1,056,772)    $(2,466,224)  $(10,588,066)
                              ===========       ===========     ===========   ============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $   5,875          $  2,282
                             ---------          --------
CAPITAL GAINS INCOME.....       72,039            18,105
                             ---------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        3,051               991
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (129,842)          (24,820)
                             ---------          --------
    Net gain (loss) on
     investments.........     (126,791)          (23,829)
                             ---------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (48,877)         $ (3,442)
                             =========          ========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  58,071       $  11,608         $5,313          $--
                             ---------       ---------         ------          ---------
CAPITAL GAINS INCOME.....      325,692         663,864          2,978           --
                             ---------       ---------         ------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,813)            275            (32)           (79,362)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (188,207)       (718,632)          (460)           (33,833)
                             ---------       ---------         ------          ---------
    Net gain (loss) on
     investments.........     (190,020)       (718,357)          (492)          (113,195)
                             ---------       ---------         ------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 193,743       $ (42,885)        $7,799          $(113,195)
                             =========       =========         ======          =========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD
                              BOND         STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $   640,671  $    688,802
  Capital gains income...      --          6,608,467
  Net realized gain
   (loss) on security
   transactions..........      343,325      (644,363)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      151,360   (18,483,561)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,135,356   (11,830,655)
                           -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    2,951,857    22,299,764
  Net transfers..........    3,311,192     4,630,616
  Surrenders for benefit
   payments and fees.....     (349,486)   (3,150,605)
  Net loan activity......     (258,208)   (1,603,771)
  Cost of insurance......   (1,515,751)   (8,705,546)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,139,604    13,470,458
                           -----------  ------------
  Net increase (decrease)
   in net assets.........    5,274,960     1,639,803
NET ASSETS:
  Beginning of period....   15,018,086    84,332,023
                           -----------  ------------
  End of period..........  $20,293,046  $ 85,971,826
                           ===========  ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            HARTFORD      HARTFORD
                              BOND         STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $    81,181  $    573,280
  Capital gains income...      --          7,977,400
  Net realized gain
   (loss) on security
   transactions..........      194,145        33,370
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,458,163   (14,411,718)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,733,489    (5,827,668)
                           -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    4,005,611    19,691,319
  Net transfers..........   (1,697,570)   23,416,147
  Surrenders for benefit
   payments and fees.....     (737,774)   (2,518,677)
  Net loan activity......     (354,792)     (626,939)
  Cost of insurance......     (887,676)   (5,367,261)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      327,799    34,594,589
                           -----------  ------------
  Net increase (decrease)
   in net assets.........    2,061,288    28,766,921
NET ASSETS:
  Beginning of period....   12,956,798    55,565,102
                           -----------  ------------
  End of period..........  $15,018,086  $ 84,332,023
                           ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                         HARTFORD     HARTFORD                   HARTFORD      HARTFORD
                             HARTFORD      HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL   DIVIDEND
                           MONEY MARKET    ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES  AND GROWTH
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   2,078,005  $ 1,483,238  $   622,173   $   79,521   $   377,508   $    19,746   $   599,221
  Capital gains income...            580    2,449,088   24,041,389       --           681,345     2,203,174     2,140,364
  Net realized gain
   (loss) on security
   transactions..........       --             (5,027)      (7,395)      15,245          (929)      (18,987)       (4,019)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --         (6,057,679) (30,899,460)       6,477    (6,025,036)   (5,595,120)   (3,973,265)
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,078,585   (2,130,380)  (6,243,293)     101,243    (4,967,112)   (3,391,187)   (1,237,699)
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............    221,865,866   10,367,215   20,440,866      311,267     9,903,135     4,098,475     6,750,714
  Net transfers..........   (144,787,923)  15,717,256   16,291,439    1,152,315     7,721,490     1,964,556     8,426,153
  Surrenders for benefit
   payments and fees.....     (6,909,383)  (1,482,327)  (2,915,559)     (79,720)   (1,512,942)     (819,783)   (1,132,374)
  Net loan activity......     (3,076,283)  (1,079,455)  (2,092,812)    (118,464)     (889,403)     (451,463)     (649,328)
  Cost of insurance......    (12,128,399)  (5,908,489)  (8,080,497)    (156,399)   (4,114,293)   (1,276,284)   (2,977,199)
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     54,963,878   17,614,200   23,643,437    1,108,999    11,107,987     3,515,501    10,417,966
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........     57,042,463   15,483,820   17,400,144    1,210,242     6,140,875       124,314     9,180,267
NET ASSETS:
  Beginning of period....     42,084,597   42,097,054   76,493,104    1,245,042    36,507,845    16,868,199    29,901,005
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  End of period..........  $  99,127,060  $57,580,874  $93,893,248   $2,455,284   $42,648,720   $16,992,513   $39,081,272
                           =============  ===========  ===========   ==========   ===========   ===========   ===========

                                                         HARTFORD     HARTFORD                   HARTFORD      HARTFORD
                             HARTFORD      HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL   DIVIDEND
                           MONEY MARKET    ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES  AND GROWTH
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   1,840,891  $   328,475  $   488,549   $    7,896   $   296,720   $   215,292   $   458,850
  Capital gains income...           (726)   3,041,584    8,160,851       --           314,343     1,285,199     2,183,478
  Net realized gain
   (loss) on security
   transactions..........       --             29,993       52,132        1,580       (15,765)           32         8,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --         (3,696,482)  (3,072,683)      98,756    (4,143,365)   (3,769,802)      166,949
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,840,165     (296,430)   5,628,849      108,232    (3,548,067)   (2,269,279)    2,817,622
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............    196,191,621    8,405,596   13,672,660      302,701     9,246,061     3,232,559     6,302,674
  Net transfers..........   (177,081,665)  10,932,539   24,261,852       36,574     4,792,625     7,858,524     3,682,904
  Surrenders for benefit
   payments and fees.....     (1,238,561)  (1,385,840)  (2,196,519)     (71,750)   (1,669,086)     (780,937)     (865,095)
  Net loan activity......     (8,579,896)    (128,622)    (718,104)      (8,436)     (164,615)     (103,522)     (559,674)
  Cost of insurance......     (6,960,037)  (2,530,284)  (3,974,925)     (56,944)   (2,404,530)     (707,005)   (1,504,640)
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,331,462   15,293,389   31,044,964      202,145     9,800,455     9,499,619     7,056,169
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........      4,171,627   14,996,959   36,673,813      310,377     6,252,388     7,230,340     9,873,791
NET ASSETS:
  Beginning of period....     37,912,970   27,100,095   39,819,291      934,665    30,255,457     9,637,859    20,027,214
                           -------------  -----------  -----------   ----------   -----------   -----------   -----------
  End of period..........  $  42,084,597  $42,097,054  $76,493,104   $1,245,042   $36,507,845   $16,868,199   $29,901,005
                           =============  ===========  ===========   ==========   ===========   ===========   ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                            HARTFORD     HARTFORD
                              BOND         STOCK
                            HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   699,011  $   372,982
  Capital gains income...       18,913    2,119,332
  Net realized gain
   (loss) on security
   transactions..........       (2,719)     (22,268)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (842,711)   4,413,611
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (127,506)   6,883,657
                           -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............    2,698,950   12,119,056
  Net transfers..........    9,691,325   23,050,670
  Surrenders for benefit
   payments and fees.....     (718,711)  (1,780,707)
  Net loan activity......      (99,513)    (238,423)
  Cost of insurance......     (497,251)  (2,526,384)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   11,074,800   30,624,212
                           -----------  -----------
  Net increase (decrease)
   in net assets.........   10,947,294   37,507,869
NET ASSETS:
  Beginning of period....    2,009,504   18,057,233
                           -----------  -----------
  End of period..........  $12,956,798  $55,565,102
                           ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                         HARTFORD     HARTFORD                   HARTFORD       HARTFORD
                             HARTFORD      HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL    DIVIDEND
                           MONEY MARKET    ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES   AND GROWTH
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND       HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------  -----------  -------------  ------------
OPERATIONS:
  Net investment
   income................  $   1,047,023  $   551,404  $   119,226    $  52,036   $   260,644   $   91,142    $   314,327
  Capital gains income...            562    1,057,290    1,346,774       --           232,059      --             499,713
  Net realized gain
   (loss) on security
   transactions..........       --               (966)      18,563       (1,722)        1,101       25,426         (2,211)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --            311,013    7,692,001      (39,099)    3,505,603    2,417,612         22,405
                           -------------  -----------  -----------    ---------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,047,585    1,918,741    9,176,564       11,215     3,999,407    2,534,180        834,234
                           -------------  -----------  -----------    ---------   -----------   ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    140,220,886    5,793,490    8,084,428      412,204     5,041,446    2,369,344      4,867,866
  Net transfers..........   (119,807,605)  12,348,443    8,095,535      244,979    12,746,107     (345,670)     6,916,438
  Surrenders for benefit
   payments and fees.....       (491,397)    (500,173)    (913,711)    (315,043)   (1,035,217)    (342,765)      (840,062)
  Net loan activity......     (5,409,347)     (44,850)    (166,948)      (6,721)     (149,959)     (69,327)      (140,021)
  Cost of insurance......     (3,444,628)  (1,188,712)  (1,518,285)     (71,630)   (1,208,015)    (382,923)      (972,972)
                           -------------  -----------  -----------    ---------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,067,909   16,408,198   13,581,019      263,789    15,394,362    1,228,659      9,831,249
                           -------------  -----------  -----------    ---------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets.........     12,115,494   18,326,939   22,757,583      275,004    19,393,769    3,762,839     10,665,483
NET ASSETS:
  Beginning of period....     25,797,476    8,773,156   17,061,708      659,661    10,861,688    5,875,020      9,361,731
                           -------------  -----------  -----------    ---------   -----------   ----------    -----------
  End of period..........  $  37,912,970  $27,100,095  $39,819,291    $ 934,665   $30,255,457   $9,637,859    $20,027,214
                           =============  ===========  ===========    =========   ===========   ==========    ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD
                           GROWTH AND      HARTFORD
                             INCOME     GLOBAL ADVISERS
                            HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*
                           -----------  ---------------
OPERATIONS:
  Net investment
   income................  $   --         $   11,890
  Capital gains income...     308,037         77,446
  Net realized gain
   (loss) on security
   transactions..........         869            275
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (922,890)      (140,623)
                           -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (613,984)       (51,012)
                           -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............   2,291,996        312,916
  Net transfers..........   1,653,046        775,837
  Surrenders for benefit
   payments and fees.....    (344,329)       (19,123)
  Net loan activity......    (125,456)          (484)
  Cost of insurance......  (1,026,708)      (160,964)
                           -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,448,549        908,182
                           -----------    ----------
  Net increase (decrease)
   in net assets.........   1,834,565        857,170
NET ASSETS:
  Beginning of period....   6,851,637        772,058
                           -----------    ----------
  End of period..........  $8,686,202     $1,629,228
                           ===========    ==========

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            HARTFORD
                           GROWTH AND      HARTFORD
                             INCOME     GLOBAL ADVISERS
                            HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*
                           -----------  ---------------
OPERATIONS:
  Net investment
   income................  $   25,016     $   40,934
  Capital gains income...      81,974         33,553
  Net realized gain
   (loss) on security
   transactions..........       8,995           (159)
  Net unrealized
   appreciation
   (depreciation) of
   investments...........    (534,796)      (110,451)
                           -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (418,811)       (36,123)
                           -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............   1,632,988        147,232
  Net transfers..........   3,435,093        512,170
  Surrenders for benefit
   payments and fees.....    (180,191)        (3,351)
  Net loan activity......     (24,756)        (4,075)
  Cost of insurance......    (548,706)       (57,470)
                           -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   4,314,428        594,506
                           -----------    ----------
  Net increase (decrease)
   in net assets.........   3,895,617        558,383
NET ASSETS:
  Beginning of period....   2,956,020        213,675
                           -----------    ----------
  End of period..........  $6,851,637     $  772,058
                           ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $   --        $   --        $   257,023   $   245,029      $  118,631
  Capital gains income...     1,223,448    2,996,219        722,111       387,303          44,486
  Net realized gain
   (loss) on security
   transactions..........       (82,266)     (59,579)         4,644        (1,348)        (15,196)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,082,732)  (3,386,884)    (1,770,406)   (1,833,163)       (250,658)
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,941,550)    (450,244)      (786,628)   (1,202,179)       (102,737)
                            -----------   -----------   -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     5,479,813    7,248,545      3,206,585     1,255,601         618,435
  Net transfers..........     8,305,406    9,253,173      4,706,832       425,160         857,416
  Surrenders for benefit
   payments and fees.....      (483,090)    (423,082)      (531,613)     (100,281)        (79,409)
  Net loan activity......      (409,553)    (859,191)      (566,583)     (116,031)        (17,695)
  Cost of insurance......    (1,454,294)  (2,754,918)    (1,441,685)     (369,244)       (278,102)
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,438,282   12,464,527      5,373,536     1,095,205       1,100,645
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........     9,496,732   12,014,283      4,586,908      (106,974)        997,908
NET ASSETS:
  Beginning of period....    10,364,630   18,530,247     14,935,684     5,212,593       2,540,575
                            -----------   -----------   -----------   -----------      ----------
  End of period..........   $19,861,362   $30,544,530   $19,522,592   $ 5,105,619      $3,538,483
                            ===========   ===========   ===========   ===========      ==========

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $   --        $   --        $   195,271   $    54,276      $   59,219
  Capital gains income...     1,052,639      476,447        735,671       341,794         139,516
  Net realized gain
   (loss) on security
   transactions..........        57,993      (28,427)        43,925           393           1,887
  Net unrealized
   appreciation
   (depreciation) of
   investments...........    (2,853,805)   1,122,417        164,846    (1,450,560)       (291,836)
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,743,173)   1,570,437      1,139,713    (1,054,097)        (91,214)
                            -----------   -----------   -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     2,032,006    2,480,580      2,741,771     1,308,694         611,363
  Net transfers..........     8,054,342   11,631,518      1,253,453     1,536,995         336,077
  Surrenders for benefit
   payments and fees.....      (387,118)    (264,158)      (608,273)     (153,716)       (186,023)
  Net loan activity......       (41,506)     (48,137)       (93,428)      (46,225)          1,056
  Cost of insurance......      (606,287)    (890,653)      (714,646)     (247,450)       (127,261)
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     9,051,437   12,909,150      2,578,877     2,398,298         635,212
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........     7,308,264   14,479,587      3,718,590     1,344,201         543,998
NET ASSETS:
  Beginning of period....     3,056,366    4,050,660     11,217,094     3,868,392       1,996,577
                            -----------   -----------   -----------   -----------      ----------
  End of period..........   $10,364,630   $18,530,247   $14,935,684   $ 5,212,593      $2,540,575
                            ===========   ===========   ===========   ===========      ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            HARTFORD
                           GROWTH AND          HARTFORD
                             INCOME     INTERNATIONAL ADVISERS
                            HLS FUND           HLS FUND
                           SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  ----------------------
OPERATIONS:
  Net investment
   income................  $    7,483          $  3,715
  Capital gains income...      17,234         --
  Net realized gain
   (loss) on security
   transactions..........      (4,508)              368
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     282,943            24,842
                           ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     303,152            28,925
                           ----------          --------
UNIT TRANSACTIONS:
  Purchases..............     366,470            38,551
  Net transfers..........   2,340,975           169,407
  Surrenders for benefit
   payments and fees.....     (31,360)          (20,325)
  Net loan activity......     (13,510)        --
  Cost of insurance......     (80,442)           (8,886)
                           ----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,582,133           178,747
                           ----------          --------
  Net increase (decrease)
   in net assets.........   2,885,285           207,672
NET ASSETS:
  Beginning of period....      70,735             6,003
                           ----------          --------
  End of period..........  $2,956,020          $213,675
                           ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   105,625   $    58,254      $   35,234
  Capital gains income...        3,946       148,450        233,487        93,957          44,630
  Net realized gain
   (loss) on security
   transactions..........          867       (12,844)         1,860       221,841           1,464
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      716,883       638,826        132,738       896,895          89,708
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      721,696       774,432        473,710     1,270,947         171,036
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      492,570       518,046      2,649,542     1,343,347         511,702
  Net transfers..........    1,813,451     2,801,192      2,562,251    (1,869,595)        455,197
  Surrenders for benefit
   payments and fees.....      (33,140)      (25,676)      (361,687)     (176,455)        (42,732)
  Net loan activity......       (7,461)       (3,502)       (14,647)      (14,296)        (16,010)
  Cost of insurance......      (67,116)      (86,761)      (516,570)     (188,963)        (72,617)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,198,304     3,203,299      4,318,889      (905,962)        835,540
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........    2,920,000     3,977,731      4,792,599       364,985       1,006,576
NET ASSETS:
  Beginning of period....      136,366        72,929      6,424,495     3,503,407         990,001
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $3,056,366    $4,050,660    $11,217,094   $ 3,868,392      $1,996,577
                            ==========    ==========    ===========   ===========      ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --        $  103,928
  Capital gains income...      292,086       --
  Net realized gain
   (loss) on security
   transactions..........      250,509        4,032
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (623,658)     (47,216)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (81,063)      60,744
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      920,700      355,672
  Net transfers..........     (251,645)     491,731
  Surrenders for benefit
   payments and fees.....       (5,858)     (34,174)
  Net loan activity......      (45,173)      (2,404)
  Cost of insurance......     (133,352)    (147,835)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      484,672      662,990
                            ----------   ----------
  Net increase (decrease)
   in net assets.........      403,609      723,734
NET ASSETS:
  Beginning of period....    1,215,254    1,332,592
                            ----------   ----------
  End of period..........   $1,618,863   $2,056,326
                            ==========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $   40,548   $   80,320
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........       (6,969)       1,036
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (824,297)     (75,712)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (790,718)       5,644
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      283,135      182,381
  Net transfers..........      921,242      204,456
  Surrenders for benefit
   payments and fees.....     (198,903)     (10,921)
  Net loan activity......       66,191       (1,654)
  Cost of insurance......      (91,120)     (71,706)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      980,545      302,556
                            ----------   ----------
  Net increase (decrease)
   in net assets.........      189,827      308,200
NET ASSETS:
  Beginning of period....    1,025,427    1,024,392
                            ----------   ----------
  End of period..........   $1,215,254   $1,332,592
                            ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                 PUTNAM VT                           PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET        PUTNAM VT         GROWTH AND         PUTNAM VT
                            FUND OF BOSTON    ALLOCATION FUND  GLOBAL GROWTH FUND   INCOME FUND    HEALTH SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  ------------------  --------------  --------------------
OPERATIONS:
  Net investment
   income................     $   55,464        $   28,690        $  --             $   557,052        $     2,981
  Capital gains income...       --                 270,227          2,908,921           388,860          --
  Net realized gain
   (loss) on security
   transactions..........          3,390            (2,530)           (96,760)           21,163            (18,691)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (17,939)         (514,774)        (7,175,051)       (3,239,751)        (1,265,804)
                              ----------        ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         40,915          (218,387)        (4,362,890)       (2,272,676)        (1,281,514)
                              ----------        ----------        -----------       -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............        626,559           334,766          3,163,407         6,999,623          1,936,136
  Net transfers..........      1,702,783           488,381           (579,494)        4,933,466          2,428,765
  Surrenders for benefit
   payments and fees.....        (68,485)         (110,560)          (358,448)       (1,214,623)           (70,066)
  Net loan activity......        (22,621)          (57,325)          (276,549)         (487,577)          (118,357)
  Cost of insurance......       (304,844)         (181,054)        (1,028,327)       (3,450,141)          (866,405)
                              ----------        ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,933,392           474,208            920,589         6,780,748          3,310,073
                              ----------        ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets.........      1,974,307           255,821         (3,442,301)        4,508,072          2,028,559
NET ASSETS:
  Beginning of period....      1,429,226         2,592,821         14,191,309        31,930,297          5,823,936
                              ----------        ----------        -----------       -----------        -----------
  End of period..........     $3,403,533        $2,848,642        $10,749,008       $36,438,369        $ 7,852,495
                              ==========        ==========        ===========       ===========        ===========

                                                 PUTNAM VT                           PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET        PUTNAM VT         GROWTH AND         PUTNAM VT
                            FUND OF BOSTON    ALLOCATION FUND  GLOBAL GROWTH FUND   INCOME FUND    HEALTH SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  ------------------  --------------  --------------------
OPERATIONS:
  Net investment
   income................     $ --              $   38,909        $   125,219       $   387,912        $ --
  Capital gains income...       --                 203,203          3,120,633         1,826,387          --
  Net realized gain
   (loss) on security
   transactions..........            (65)             (523)          (670,163)           13,527            (29,274)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        113,638          (352,851)        (8,946,977)          250,245          1,006,476
                              ----------        ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        113,573          (111,262)        (6,371,288)        2,478,071            977,202
                              ----------        ----------        -----------       -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............        258,221           412,141          4,378,338         5,913,273            952,156
  Net transfers..........        569,680           639,843           (594,879)        9,647,522          2,761,934
  Surrenders for benefit
   payments and fees.....        (52,815)         (173,259)          (516,373)       (1,186,878)          (285,340)
  Net loan activity......         (8,228)          (35,270)          (395,780)         (275,647)           (19,829)
  Cost of insurance......        (89,665)         (126,292)        (1,063,875)       (1,598,367)          (301,944)
                              ----------        ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        677,193           717,163          1,807,431        12,499,903          3,106,977
                              ----------        ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets.........        790,766           605,901         (4,563,857)       14,977,974          4,084,179
NET ASSETS:
  Beginning of period....        638,460         1,986,920         18,755,166        16,952,323          1,739,757
                              ----------        ----------        -----------       -----------        -----------
  End of period..........     $1,429,226        $2,592,821        $14,191,309       $31,930,297        $ 5,823,936
                              ==========        ==========        ===========       ===========        ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --        $   53,173
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........       17,843        1,938
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      261,527      (37,046)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      279,370       18,065
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      108,126      211,349
  Net transfers..........      666,162      183,678
  Surrenders for benefit
   payments and fees.....       (7,756)     (26,818)
  Net loan activity......       (3,445)        (133)
  Cost of insurance......      (19,412)     (48,582)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      743,675      319,494
                            ----------   ----------
  Net increase (decrease)
   in net assets.........    1,023,045      337,559
NET ASSETS:
  Beginning of period....        2,382      686,833
                            ----------   ----------
  End of period..........   $1,025,427   $1,024,392
                            ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                 PUTNAM VT                           PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET        PUTNAM VT         GROWTH AND         PUTNAM VT
                            FUND OF BOSTON    ALLOCATION FUND  GLOBAL GROWTH FUND   INCOME FUND    HEALTH SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ---------------  ------------------  --------------  --------------------
OPERATIONS:
  Net investment
   income................      $ 14,180         $   24,983        $    38,016       $   155,610        $     1,301
  Capital gains income...           523             70,125            791,631           776,527          --
  Net realized gain
   (loss) on security
   transactions..........           996                 80             (2,383)          (33,784)              (473)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (27,608)            95,549          6,067,598        (1,040,044)            21,618
                               --------         ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (11,909)           190,737          6,894,862          (141,691)            22,446
                               --------         ----------        -----------       -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       157,313            347,395          3,481,474         4,231,020            536,671
  Net transfers..........       468,303            541,483          1,913,864         6,270,754          1,133,137
  Surrenders for benefit
   payments and fees.....       (24,713)           (33,349)          (392,829)         (335,856)           (22,235)
  Net loan activity......       (16,345)            (4,153)           (82,403)          (65,775)              (274)
  Cost of insurance......       (30,579)           (78,837)          (576,892)         (857,222)           (82,181)
                               --------         ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       553,979            772,539          4,343,214         9,242,921          1,565,118
                               --------         ----------        -----------       -----------        -----------
  Net increase (decrease)
   in net assets.........       542,070            963,276         11,238,076         9,101,230          1,587,564
NET ASSETS:
  Beginning of period....        96,390          1,023,644          7,517,090         7,851,093            152,193
                               --------         ----------        -----------       -----------        -----------
  End of period..........      $638,460         $1,986,920        $18,755,166       $16,952,323        $ 1,739,757
                               ========         ==========        ===========       ===========        ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $   743,130    $  256,233
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........          9,084         2,160
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (520,171)       13,866
                             -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        232,043       272,259
                             -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      1,006,864       759,414
  Net transfers..........      1,187,855     2,022,146
  Surrenders for benefit
   payments and fees.....       (287,231)     (207,349)
  Net loan activity......        (57,642)      (23,835)
  Cost of insurance......       (459,759)     (388,508)
                             -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,390,087     2,161,868
                             -----------    ----------
  Net increase (decrease)
   in net assets.........      1,622,130     2,434,127
NET ASSETS:
  Beginning of period....      4,977,278     3,270,278
                             -----------    ----------
  End of period..........    $ 6,599,408    $5,704,405
                             ===========    ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $ 1,083,194    $  183,258
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........       (584,476)       (2,126)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,176,789)       40,017
                             -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (678,071)      221,149
                             -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      2,104,339       568,085
  Net transfers..........     (3,673,440)      359,655
  Surrenders for benefit
   payments and fees.....       (404,213)     (147,683)
  Net loan activity......       (193,798)      (31,233)
  Cost of insurance......       (473,947)     (182,576)
                             -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,641,059)      566,248
                             -----------    ----------
  Net increase (decrease)
   in net assets.........     (3,319,130)      787,397
NET ASSETS:
  Beginning of period....      8,296,408     2,482,881
                             -----------    ----------
  End of period..........    $ 4,977,278    $3,270,278
                             ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................   $    56,354     $   34,694        $ --                $     6,391       $   117,219
  Capital gains income...     1,764,067        189,890          --                    --               --
  Net realized gain
   (loss) on security
   transactions..........           902         (8,036)            94,839             (19,797)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,497,942)      (972,709)        (1,085,826)         (2,111,897)         --
                            -----------     ----------        -----------         -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,676,619)      (756,161)          (990,987)         (2,125,303)          117,219
                            -----------     ----------        -----------         -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     4,448,632        750,379          1,218,357           2,465,061           246,197
  Net transfers..........     6,107,963      1,236,077             36,967             113,509         4,460,138
  Surrenders for benefit
   payments and fees.....      (662,512)       (66,292)           (28,375)           (224,594)          (41,816)
  Net loan activity......      (415,783)         7,006            (20,074)           (248,272)       (2,493,824)
  Cost of insurance......    (1,593,931)      (395,114)          (459,354)           (879,446)         (193,812)
                            -----------     ----------        -----------         -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,884,369      1,532,056            747,521           1,226,258         1,976,812
                            -----------     ----------        -----------         -----------       -----------
  Net increase (decrease)
   in net assets.........     4,207,750        775,895           (243,466)           (899,045)        2,094,031
NET ASSETS:
  Beginning of period....    13,163,301      2,987,533          3,468,360           7,911,636         2,114,768
                            -----------     ----------        -----------         -----------       -----------
  End of period..........   $17,371,051     $3,763,428        $ 3,224,894         $ 7,012,591       $ 4,208,799
                            ===========     ==========        ===========         ===========       ===========

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................   $    71,242     $  127,626        $     1,170         $   --            $    89,881
  Capital gains income...       309,003        279,766            109,881             --               --
  Net realized gain
   (loss) on security
   transactions..........          (589)       (86,348)            (4,135)               (416)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (809,420)      (287,974)        (1,727,009)         (1,413,567)         --
                            -----------     ----------        -----------         -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (429,764)        33,070         (1,620,093)         (1,413,983)           89,881
                            -----------     ----------        -----------         -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     1,435,031        440,328          1,011,919           1,697,960           219,571
  Net transfers..........    10,609,060      1,953,164          3,670,189           4,131,240           970,451
  Surrenders for benefit
   payments and fees.....      (338,693)       (31,063)          (114,866)           (177,820)           11,019
  Net loan activity......        18,343        (36,062)           (22,443)              9,869            44,148
  Cost of insurance......      (480,766)      (191,720)          (270,899)           (525,746)          (66,647)
                            -----------     ----------        -----------         -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,242,975      2,134,647          4,273,900           5,135,503         1,178,542
                            -----------     ----------        -----------         -----------       -----------
  Net increase (decrease)
   in net assets.........    10,813,211      2,167,717          2,653,807           3,721,520         1,268,423
NET ASSETS:
  Beginning of period....     2,350,090        819,816            814,553           4,190,116           846,345
                            -----------     ----------        -----------         -----------       -----------
  End of period..........   $13,163,301     $2,987,533        $ 3,468,360         $ 7,911,636       $ 2,114,768
                            ===========     ==========        ===========         ===========       ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT*
                           ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  292,292      $  110,447
  Capital gains income...       --               32,951
  Net realized gain
   (loss) on security
   transactions..........           245           3,034
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (59,106)       (190,824)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       233,431         (44,392)
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     1,491,768         730,356
  Net transfers..........     5,301,286         530,713
  Surrenders for benefit
   payments and fees.....      (318,863)        (37,656)
  Net loan activity......      (316,408)          8,214
  Cost of insurance......      (287,610)       (184,497)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,870,173       1,047,130
                             ----------      ----------
  Net increase (decrease)
   in net assets.........     6,103,604       1,002,738
NET ASSETS:
  Beginning of period....     2,192,804       1,480,143
                             ----------      ----------
  End of period..........    $8,296,408      $2,482,881
                             ==========      ==========

  * Formerly Putnam U.S. Government and High Quality Sub-Account, change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $  --           $--                $     19           $  --             $ 32,522
  Capital gains income...       --            --               --                     --              --
  Net realized gain
   (loss) on security
   transactions..........         3,599          (330)                39                  249         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       627,287        78,520            224,583              645,354         --
                             ----------      --------           --------           ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       630,886        78,190            224,641              645,603          32,522
                             ----------      --------           --------           ----------        --------
UNIT TRANSACTIONS:
  Purchases..............       276,961       141,351             85,042              763,172         180,914
  Net transfers..........     1,294,798       459,682            527,339            2,772,882         210,538
  Surrenders for benefit
   payments and fees.....       (12,488)      (14,071)           (23,805)             (25,132)        (17,823)
  Net loan activity......        (6,702)         (159)               (32)              (1,256)        (48,279)
  Cost of insurance......       (71,011)      (29,033)           (15,818)            (125,913)        (39,490)
                             ----------      --------           --------           ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,481,558       557,770            572,726            3,383,753         285,860
                             ----------      --------           --------           ----------        --------
  Net increase (decrease)
   in net assets.........     2,112,444       635,960            797,367            4,029,356         318,382
NET ASSETS:
  Beginning of period....       237,646       183,856             17,186              160,760         527,963
                             ----------      --------           --------           ----------        --------
  End of period..........    $2,350,090      $819,816           $814,553           $4,190,116        $846,345
                             ==========      ========           ========           ==========        ========

  * Formerly Putnam U.S. Government and High Quality Sub-Account, change effective on April 9, 1999.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                 PUTNAM VT           PUTNAM VT
                           NEW OPPORTUNITIES FUND  NEW VALUE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------------  --------------
OPERATIONS:
  Net investment
   income................       $ --                 $   36,304
  Capital gains income...          3,790,705             97,682
  Net realized gain
   (loss) on security
   transactions..........            (99,609)           (13,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (11,523,748)            33,371
                                ------------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (7,832,652)           153,407
                                ------------         ----------
UNIT TRANSACTIONS:
  Purchases..............          6,763,035          1,082,891
  Net transfers..........             (1,810)         3,591,143
  Surrenders for benefit
   payments and fees.....           (703,002)           (89,682)
  Net loan activity......           (610,187)           (14,582)
  Cost of insurance......         (2,351,119)          (574,107)
                                ------------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          3,096,917          3,995,663
                                ------------         ----------
  Net increase (decrease)
   in net assets.........         (4,735,735)         4,149,070
NET ASSETS:
  Beginning of period....         25,136,260          2,495,376
                                ------------         ----------
  End of period..........       $ 20,400,525         $6,644,446
                                ============         ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                 PUTNAM VT           PUTNAM VT
                           NEW OPPORTUNITIES FUND  NEW VALUE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------------  --------------
OPERATIONS:
  Net investment
   income................       $ --                 $   17,148
  Capital gains income...          1,732,437             60,728
  Net realized gain
   (loss) on security
   transactions..........            (36,234)          (138,994)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (10,432,790)           304,285
                                ------------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (8,736,587)           243,167
                                ------------         ----------
UNIT TRANSACTIONS:
  Purchases..............          5,499,599            300,973
  Net transfers..........         12,598,148          1,321,391
  Surrenders for benefit
   payments and fees.....         (1,038,110)           (71,730)
  Net loan activity......           (312,765)            15,714
  Cost of insurance......         (1,641,260)          (132,438)
                                ------------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         15,105,612          1,433,910
                                ------------         ----------
  Net increase (decrease)
   in net assets.........          6,369,025          1,677,077
NET ASSETS:
  Beginning of period....         18,767,235            818,299
                                ------------         ----------
  End of period..........       $ 25,136,260         $2,495,376
                                ============         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                               PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    UTILITIES GROWTH   PUTNAM VT      PUTNAM VT
                              GROWTH FUND     AND INCOME FUND    VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ----------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $  --             $   125,116     $   --        $     45,574
  Capital gains income...        --                 211,677         617,010      9,303,813
  Net realized gain
   (loss) on security
   transactions..........        (443,807)           (5,808)       (127,167)      (111,629)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (2,933,109)       (1,387,757)     (2,956,067)   (19,825,824)
                              -----------       -----------     -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,376,916)       (1,056,772)     (2,466,224)   (10,588,066)
                              -----------       -----------     -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       3,216,134           936,047       2,204,765     11,115,889
  Net transfers..........        (482,912)          868,713       1,811,060      5,218,603
  Surrenders for benefit
   payments and fees.....        (120,181)         (195,352)       (160,653)    (1,425,090)
  Net loan activity......        (187,647)         (233,939)       (100,560)      (918,004)
  Cost of insurance......        (656,040)         (410,810)       (817,026)    (4,570,198)
                              -----------       -----------     -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,769,354           964,659       2,937,586      9,421,200
                              -----------       -----------     -----------   ------------
  Net increase (decrease)
   in net assets.........      (1,607,562)          (92,113)        471,362     (1,166,866)
NET ASSETS:
  Beginning of period....       7,251,733         4,181,699       5,736,608     43,598,163
                              -----------       -----------     -----------   ------------
  End of period..........     $ 5,644,171       $ 4,089,586     $ 6,207,970   $ 42,431,297
                              ===========       ===========     ===========   ============

                               PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    UTILITIES GROWTH   PUTNAM VT      PUTNAM VT
                              GROWTH FUND     AND INCOME FUND    VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ----------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $  --             $    93,886     $   --        $     11,639
  Capital gains income...          60,050           165,739          24,883      4,938,560
  Net realized gain
   (loss) on security
   transactions..........        (911,086)            6,106         (38,351)      (154,369)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,874,389)          283,872        (700,965)   (13,073,200)
                              -----------       -----------     -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,725,425)          549,603        (714,433)    (8,277,370)
                              -----------       -----------     -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       1,546,086           637,778       1,009,075      9,615,662
  Net transfers..........      10,615,138         1,035,976       4,771,280     13,182,346
  Surrenders for benefit
   payments and fees.....        (417,819)         (180,912)       (191,246)    (1,249,201)
  Net loan activity......        (386,877)          (54,425)        (28,537)      (449,799)
  Cost of insurance......        (563,439)         (201,272)       (321,020)    (2,695,452)
                              -----------       -----------     -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      10,793,089         1,237,145       5,239,552     18,403,556
                              -----------       -----------     -----------   ------------
  Net increase (decrease)
   in net assets.........       5,067,664         1,786,748       4,525,119     10,126,186
NET ASSETS:
  Beginning of period....       2,184,069         2,394,951       1,211,489     33,471,977
                              -----------       -----------     -----------   ------------
  End of period..........     $ 7,251,733       $ 4,181,699     $ 5,736,608   $ 43,598,163
                              ===========       ===========     ===========   ============

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                 PUTNAM VT           PUTNAM VT
                           NEW OPPORTUNITIES FUND  NEW VALUE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------------  --------------
OPERATIONS:
  Net investment
   income................       $ --                  $      3
  Capital gains income...           106,172                690
  Net realized gain
   (loss) on security
   transactions..........            (6,713)               (66)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,825,628            (35,850)
                                -----------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         6,925,087            (35,223)
                                -----------           --------
UNIT TRANSACTIONS:
  Purchases..............         2,811,112             44,339
  Net transfers..........         3,554,730            828,850
  Surrenders for benefit
   payments and fees.....          (456,839)            (5,976)
  Net loan activity......           (49,216)              (376)
  Cost of insurance......          (540,650)           (29,965)
                                -----------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         5,319,137            836,872
                                -----------           --------
  Net increase (decrease)
   in net assets.........        12,244,224            801,649
NET ASSETS:
  Beginning of period....         6,523,011             16,650
                                -----------           --------
  End of period..........       $18,767,235           $818,299
                                ===========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                               PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                              GROWTH FUND     AND INCOME FUND   VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ----------------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $ --               $   49,760     $   --       $    15,233
  Capital gains income...          4,151             52,257         84,505     1,221,590
  Net realized gain
   (loss) on security
   transactions..........         11,233               (253)           454       (39,914)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        610,876            (99,311)       212,805     9,581,148
                              ----------         ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        626,260              2,453        297,764    10,778,057
                              ----------         ----------     ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        169,618            536,290        190,448     5,464,827
  Net transfers..........      1,611,612            854,187        707,722     8,863,280
  Surrenders for benefit
   payments and fees.....       (218,538)           (87,831)         9,128      (548,816)
  Net loan activity......           (114)           (23,003)          (262)     (145,402)
  Cost of insurance......        (34,954)          (121,191)       (40,396)   (1,048,842)
                              ----------         ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,527,624          1,158,452        866,640    12,585,047
                              ----------         ----------     ----------   -----------
  Net increase (decrease)
   in net assets.........      2,153,884          1,160,905      1,164,404    23,363,104
NET ASSETS:
  Beginning of period....         30,185          1,234,046         47,085    10,108,873
                              ----------         ----------     ----------   -----------
  End of period..........     $2,184,069         $2,394,951     $1,211,489   $33,471,977
                              ==========         ==========     ==========   ===========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  -------------------
OPERATIONS:
  Net investment
   income................    $    5,875         $  2,282
  Capital gains income...        72,039           18,105
  Net realized gain
   (loss) on security
   transactions..........         3,051              991
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (129,842)         (24,820)
                             ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (48,877)          (3,442)
                             ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       247,607          103,516
  Net transfers..........     1,904,399          757,213
  Surrenders for benefit
   payments and fees.....        (2,197)         (17,328)
  Net loan activity......        (1,150)          16,810
  Cost of insurance......      (126,812)         (42,707)
                             ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,021,847          817,504
                             ----------         --------
  Net increase (decrease)
   in net assets.........     1,972,970          814,062
NET ASSETS:
  Beginning of period....       --              --
                             ----------         --------
  End of period..........    $1,972,970         $814,062
                             ==========         ========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................   $    58,071      $   11,608       $  5,313         $--
  Capital gains income...       325,692         663,864          2,978          --
  Net realized gain
   (loss) on security
   transactions..........        (1,813)            275            (32)          (79,362)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (188,207)       (718,632)          (460)          (33,833)
                            -----------      ----------       --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       193,743         (42,885)         7,799          (113,195)
                            -----------      ----------       --------         ---------
UNIT TRANSACTIONS:
  Purchases..............     1,115,010       1,139,209        115,595            95,151
  Net transfers..........     9,808,740       8,621,874        915,124           821,686
  Surrenders for benefit
   payments and fees.....        (7,316)        (72,184)          (884)          (24,400)
  Net loan activity......       (13,534)         31,847         (1,657)           (9,080)
  Cost of insurance......      (556,933)       (482,429)       (52,206)          (50,985)
                            -----------      ----------       --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    10,345,967       9,238,317        975,972           832,372
                            -----------      ----------       --------         ---------
  Net increase (decrease)
   in net assets.........    10,539,710       9,195,432        983,771           719,177
NET ASSETS:
  Beginning of period....       --              --             --               --
                            -----------      ----------       --------         ---------
  End of period..........   $10,539,710      $9,195,432       $983,771         $ 719,177
                            ===========      ==========       ========         =========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-48 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units saved or outstanding during the reporting period.

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
HLA Separate Account VL I
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    11,456,525   1.771309      20,293,046     --        4.49%        8.68%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    28,036,263   3.066451      85,971,826     --        0.79%      (12.23)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............    65,755,665   1.507506      99,127,060     --        3.36%        3.87%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    22,666,244   2.540380      57,580,874     --        2.96%       (4.64)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    26,281,710   3.572570      93,893,248     --        0.72%       (6.94)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     1,416,684   1.733120       2,455,284     --        5.02%        7.50%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    14,994,758   2.844242      42,648,720     --        0.96%      (12.31)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    10,614,098   1.600938      16,992,513     --        0.12%      (18.73)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............    14,979,171   2.609041      39,081,272     --        1.75%       (4.04)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............     7,137,489   1.216983       8,686,202     --       --           (8.02)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Global
   Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     1,500,015   1.086141       1,629,228     --        0.97%       (6.25)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............    15,053,306   1.319402      19,861,362     --       --          (14.92)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Hartford MidCap HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    15,081,261   2.025330      30,544,530     --       --           (3.62)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Fidelity VIP
   Equity-Income
   Portfolio
    2001 Lowest contract
     charges.............     9,094,369   2.146668      19,522,592     --        1.49%       (4.96)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Fidelity VIP Overseas
   Portfolio
    2001 Lowest contract
     charges.............     3,671,008   1.390795       5,105,619     --        4.76%      (21.17)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Fidelity VIP II Asset
   Manager Portfolio
    2001 Lowest contract
     charges.............     1,973,784   1.792741       3,538,483     --        3.82%       (4.09)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............       171,678   9.429624       1,618,863     --       --          (23.76)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............       152,197  13.510984       2,056,326     --        6.39%        3.82%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  The George Putnam Fund
   of Boston
    2001 Lowest contract
     charges.............       291,220  11.687147       3,403,533     --        2.30%        0.74%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............       140,567  20.265402       2,848,642     --        1.07%       (8.35)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............       558,333  19.251979      10,749,008     --       --          (29.66)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............     1,385,628  26.297364      36,438,369     --        1.59%       (6.16)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............       649,361  12.092641       7,852,495     --        0.04%      (19.53)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............       420,610  15.690083       6,599,408     --       12.34%        3.87%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............       341,056  16.725709       5,704,405     --        5.93%        7.53%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --

_____________________________________ SA-50 ____________________________________

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............     1,538,040  11.294275      17,371,051     --        0.34%      (20.41)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............       384,606   9.785153       3,763,428     --        1.02%      (20.67)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............       370,966   8.693232       3,224,894     --       --          (28.52)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............       783,835   8.946510       7,012,591     --        0.09%      (24.61)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............     2,808,924   1.498367       4,208,799     --        3.58%        4.00%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT New
   Opportunities Fund
    2001 Lowest contract
     charges.............     1,023,641  19.929373      20,400,525     --       --          (29.99)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............       492,052  13.503535       6,644,446     --        0.78%        3.61%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............       867,691   6.504819       5,644,171     --       --          (45.57)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Utilities
   Growth & Income Fund
    2001 Lowest contract
     charges.............       207,695  19.690377       4,089,586     --        2.95%      (22.15)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............       598,239  10.377065       6,207,970     --       --          (33.40)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............     1,430,794  29.655765      42,431,297     --        0.11%      (22.24)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  American Funds Global
   Growth
    2001 Lowest contract
     charges.............     2,374,804   0.830793       1,972,970     --        0.65%      (16.92)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  American Funds Global
   Small Cap
    2001 Lowest contract
     charges.............       935,412   0.870271         814,062     --        0.66%      (12.97)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  American Funds Growth
   Income
    2001 Lowest contract
     charges.............    10,507,976   1.003020      10,539,710     --        1.46%        0.30%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  American Funds Growth
    2001 Lowest contract
     charges.............    11,608,620   0.792121       9,195,432     --        0.35%      (20.79)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............     1,159,597   0.848373         983,771     --        1.45%      (15.16)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............       975,598   0.737165         719,177     --       --          (26.28)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-52 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                  PART C

                            OTHER INFORMATION

Item 27.  Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)      Not Applicable.

      (c)      Principal Underwriting Agreement.(2)

      (d)      Form of Flexible Premium Variable Life Insurance Policy.(1)

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

      (f)      Certificate of Incorporation of Hartford and Bylaws of
               Hartford.(3)

      (g)      Contracts of Reinsurance.(4)

      (h)      Form of Participation Agreement.(4)

      (i)      Not Applicable.

      (j)      Not Applicable.

      (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

      (l)      Opinion and Consent of Thomas P. Kalmbach, FSA., MAAA.

      (m)      Not Applicable.

      (n)(i)   Consent of Arthur Andersen LLP, Independent Public Accountants.

      (n)(ii)  Assurance Letter.

      (o)      No financial statement will be omitted.

      (p)      Not Applicable.

      (q)      Memorandum describing transfer and redemption procedures.(1)

      (r)      Power of Attorney.

      (s)      Organizational Chart.(5)

__________________

   (1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

   (2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

   (3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

   (4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-61267, on April 12, 1999.

   (5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Item 28.  Directors and Officers.

---------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
---------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
---------------------------------------------------------------------------------------------------------------------
Michael B. Cefole                            Vice President
---------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
---------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
---------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
---------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
---------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
---------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Susan Hess                                   Vice President
---------------------------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
---------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
---------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
---------------------------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
---------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
---------------------------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
---------------------------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
---------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
---------------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
---------------------------------------------------------------------------------------------------------------------
Martin A. Swanson                            Vice President
---------------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
---------------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
---------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
---------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust
                  Separate Account
               Hartford Life Insurance Company - ICMG Registered Variable
                  Life Separate Account A
               Hartford Life and Annuity Insurance Company - Separate
                  Account VL I
               Hartford Life and Annuity Insurance Company - Separate
                  Account VL II
               Hartford Life and Annuity Insurance Company - ICMG Registered
                  Variable Life Separate Account One

          (b)  Directors and Officers of HESCO

                                                  Positions and Offices
                 Name                               With Underwriter
                 ----                             ---------------------
           David A. Carlson                   Vice President
           Timothy M. Fitch                   Senior Vice President & Actuary
           George R. Jay                      Controller
           Robert A. Kerzner                  Executive Vice President, Director
           Joseph F. Mahoney                  Vice President
           Thomas M. Marra                    President, Chief Executive Officer and
                                                Chairman of the Board, Director
           Christine Hayer Repasy             Senior Vice President, General Counsel
                                                and Corporate Secretary, Director
           John C. Walters                    Executive Vice President

           Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                              SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 8th day of April, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY SEPARATE ACCOUNT VL I
(Registrant)

 By: Thomas M. Marra                          *By: /s/ Marianne O'Doherty
     ------------------------------------          ----------------------------
     Thomas M. Marra, President, Chief                 Marianne O'Doherty
     Executive Officer and Chairman of                 Attorney-In-Fact
     the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

 By: Thomas M. Marra
     ------------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of
     the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


David T. Foy, Senior Vice President, Chief
  Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
  Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,    *By: /s/ Marianne O'Doherty
  General Counsel and Corporate Secretary,             ------------------------
  Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President, Director*       Attorney-in-Fact
David M. Znamierowski, Senior Vice President &
  Chief Investment Officer, Director*                  Date: April 8, 2002

33-61267

                           EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2      Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.3(i)   Consent of Arthur Andersen LLP, Independent Public Accountants.

1.3(ii)  Assurance Letter.

1.4      Power of Attorney.